UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2024

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 15, 2024

On the following pages, you will find the 2024 semi-annual report for the Portfolios (collectively, the “Portfolios”, and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Bernstein Fund”). The annual report covers the six- and 12-month periods ended March 31, 2024, and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

At the time of our last update on November 15, 2023, the economy and the markets were in the midst of a strong run. Today, six months later, that strength has only continued.

The economy continues to surprise to the upside, with Wall Street economists raising their estimates of US GDP for 2024 and now expecting year-over-year growth of 2.2%. That’s also translated to stocks—global equities are up almost 20% over the past six months, led by US large cap stocks, which have risen almost 24%.

The only downside to that economic strength is that inflation too has remained elevated, despite hopes that it would have subsided more in recent months. This has raised the prospect that it will take longer before the Federal Reserve is comfortable cutting interest rates. We’d argue that while that is a problem, we’d rather see it coming from the economy being too robust rather than due to the troublesome supply chain issues that emerged after COVID. Further adding to the economy’s strength, global manufacturing, which appeared to be in a recession for over a year, finally seems to be reawakening, providing another leg for the overall economy to stand on as we move forward.

Outside of stocks, returns have been more muted. Bonds have had ups and downs, with the 10-year Treasury falling almost half a percentage point since our last update. Yet that hasn’t been all in one direction—it fell by around twice that amount in late 2023 before giving half of that back so far this year. Yet, with higher starting interest rates and a tailwind from falling yields, bonds have had healthy returns in the mid-single digits over the past six months.

Our portfolio managers continue to adapt to changes in the economy—from technological trends like AI to geopolitical issues such as the wars in Ukraine and the Middle East and this year’s elections in the US and around the world. We’re regularly monitoring the strength of the economy overall and the relative attractiveness of different sectors. Through that research, we constantly make small adjustments to portfolios to make sure they’re positioned properly.

Thank you for your continued confidence in our approach and for allowing us to be the stewards of your capital.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.Bernstein.com. As always, we are firmly dedicated to your investment success.

Sincerely,

Alexander Chaloff

President

Bernstein Fund, Inc.

Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that,

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2024 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and earnings growth. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex USA Small Cap Index. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex USA Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging-market countries and, at times, may invest significantly in emerging markets.

The Adviser seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Adviser generally seeks to identify companies that possess both attractive valuation and compelling company-and/or industry-level investment catalysts. In applying its quantitative analysis, the Adviser typically considers a number of metrics that historically have provided some indication of

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2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex USA, which includes both developed-and emerging-market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex USA and may invest in issuers in countries outside of the MSCI ACWI ex USA. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

2024 Semi-Annual Report	3

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The MSCI ACWI ex USA Small Cap (net) measures the performance of the small-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. The MSCI ACWI ex USA (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. Investors cannot invest directly in an index, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Cybersecurity Risk: As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Sector Risk: The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest-rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and

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4	Bernstein Fund, Inc.

Disclosures and Risks (continued)

the conflict in Israel, Gaza and surrounding areas, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by US investors (including US funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the US and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Capitalization Risk: Investments in small-and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small-and mid-capitalization companies generally are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large-capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small-and mid-capitalization companies may underperform large-capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can

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2024 Semi-Annual Report	5

Disclosures and Risks (continued)

compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

International Small Cap and International Strategic Equities Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all

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Disclosures and Risks (continued)

of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging-Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar).

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

These risks are discussed in further detail in the Portfolios’ prospectus.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.Bernstein.com, click on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports”, or call Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

2024 Semi-Annual Report	7

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2024	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
Small Cap Core Portfolio
SCB Class Shares[1]					12/29/2015
NAV Returns	20.84%	23.00%	9.14%	8.15%
SEC Returns (reflects applicable sales charges)	20.84%	23.00%	9.14%	8.15%
Advisor Class Shares[1]					12/29/2015
NAV Returns	20.97%	23.21%	9.40%	8.42%
SEC Returns (reflects applicable sales charges)	20.97%	23.21%	9.40%	8.42%
Class Z Shares[1]					12/29/2015
NAV Returns	21.00%	23.24%	9.43%	8.43%
SEC Returns (reflects applicable sales charges)	21.00%	23.24%	9.43%	8.43%
Russell 2000 Index	19.94%	19.71%	8.10%	9.08%
Lipper Small-Cap Core Funds Average	19.02%	19.10%	9.37%	9.20%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.14%, 0.89% and 0.88% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

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Historical Performance (continued from previous page)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2024	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
International Small Cap Portfolio
SCB Class Shares[1]					12/21/2015
NAV Returns	13.81%	12.02%	4.32%	5.14%
SEC Returns (reflects applicable sales charges)	13.81%	12.02%	4.32%	5.14%
Advisor Class Shares[1]					12/21/2015
NAV Returns	13.98%	12.29%	4.59%	5.39%
SEC Returns (reflects applicable sales charges)	13.98%	12.29%	4.59%	5.39%
Class Z Shares[1]					12/21/2015
NAV Returns	14.08%	12.29%	4.59%	5.39%
SEC Returns (reflects applicable sales charges)	14.08%	12.29%	4.59%	5.39%
MSCI ACWI ex USA Small Cap (net)	12.44%	12.80%	6.24%	6.65%
Lipper International Small/Mid-Cap Core Funds Average	15.65%	14.10%	6.05%	6.19%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.34%, 1.09% and 1.09% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

(Historical Performance continued on next page)

2024 Semi-Annual Report	9

Historical Performance (continued from previous page)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2024	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
International Strategic Equities Portfolio
SCB Class Shares[1]					12/21/2015
NAV Returns	21.79%	18.97%	5.52%	6.04%
SEC Returns (reflects applicable sales charges)	21.79%	18.97%	5.52%	6.04%
Advisor Class Shares[1]					12/21/2015
NAV Returns	21.94%	19.34%	5.78%	6.29%
SEC Returns (reflects applicable sales charges)	21.94%	19.34%	5.78%	6.29%
Class Z Shares[1]					12/21/2015
NAV Returns	21.88%	19.28%	5.78%	6.29%
SEC Returns (reflects applicable sales charges)	21.88%	19.28%	5.78%	6.29%
MSCI ACWI ex USA (net)	14.90%	13.26%	5.97%	6.68%
Lipper International Multi-Cap Core Funds Average	15.14%	13.65%	6.12%	6.10%

The current prospectus table shows the total annual operating expense ratios for the Portfolio as 0.96%, 0.71% and 0.73% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

(Historical Performance continued on next page)

10	Bernstein Fund, Inc.

Historical Performance (continued from previous page)

Small Cap Core—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Small Cap—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Strategic Equities—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

Past performance is no guarantee of future results and an investment in the Portfolios could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared with the performance of each Portfolio’s respective benchmark and Lipper Average for the period since inception through March 31, 2024.

1	Inception date: 12/29/2015.

2	Inception date: 12/21/2015.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

2024 Semi-Annual Report	11

Expense Example—March 31, 2024 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE OCTOBER 1, 2023	ENDING ACCOUNT VALUE MARCH 31, 2024	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
Small Cap Core Portfolio
SCB Class
Actual	$1,000	$1,208.40	$6.29	1.14%
Hypothetical**	$1,000	$1,019.30	$5.76	1.14%
Advisor Class
Actual	$1,000	$1,209.70	$4.92	0.89%
Hypothetical**	$1,000	$1,020.55	$4.50	0.89%
Class Z
Actual	$1,000	$1,210.00	$4.86	0.88%
Hypothetical**	$1,000	$1,020.60	$4.45	0.88%

International Small Cap Portfolio
SCB Class
Actual	$1,000	$1,138.10	$7.11	1.33%
Hypothetical**	$1,000	$1,018.35	$6.71	1.33%
Advisor Class
Actual	$1,000	$1,139.80	$5.78	1.08%
Hypothetical**	$1,000	$1,019.60	$5.45	1.08%
Class Z
Actual	$1,000	$1,140.80	$5.78	1.08%
Hypothetical**	$1,000	$1,019.60	$5.45	1.08%

International Strategic Equities Portfolio
SCB Class
Actual	$1,000	$1,217.90	$5.16	0.93%
Hypothetical**	$1,000	$1,020.35	$4.70	0.93%
Advisor Class
Actual	$1,000	$1,219.40	$3.77	0.68%
Hypothetical**	$1,000	$1,021.60	$3.44	0.68%
Class Z
Actual	$1,000	$1,218.80	$3.88	0.70%
Hypothetical**	$1,000	$1,021.50	$3.54	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

12	Bernstein Fund, Inc.

Portfolio Summary—March 31, 2024 (Unaudited)

Small Cap Core Portfolio

Sector Breakdown[1]
Industrials	18.2%
Financials	16.0
Information Technology	15.3
Health Care	14.6
Consumer Discretionary	10.4
Energy	7.8
Real Estate	6.1
Materials	4.1
Consumer Staples	3.3
Communication Services	2.1
Utilities	2.1

International Small Cap Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Industrials	20.5%
Consumer Discretionary	12.6
Information Technology	12.5
Financials	11.7
Materials	10.2
Energy	8.2
Communication Services	7.6
Health Care	7.4
Real Estate	3.9
Consumer Staples	3.1
Utilities	2.3

International Strategic Equities Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Financials	19.3%
Industrials	19.1
Consumer Discretionary	17.2
Information Technology	16.0
Health Care	9.7
Energy	6.1
Consumer Staples	5.8
Materials	3.8
Real Estate	1.4
Communication Services	1.2
Utilities	0.4

1	The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for additional details).

2	“Other” represents 8.1% in MSCI EAFE Index countries, 6.1% in MSCI EM Index countries and 1.2% in other emerging-market countries.

3	“Other” represents 6.2% in MSCI EAFE Index countries, 2.9% in MSCI EM Index countries and 0.8% in other emerging-market countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2024 Semi-Annual Report	13

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–99.0%

Industrials–18.0%
Aerospace & Defense–0.5%
Curtiss-Wright Corp.	13,160	$3,368,170

Air Freight & Logistics–0.6%
Forward Air Corp.	84,780	2,637,506
Radiant Logistics, Inc.(a)	294,353	1,595,393

		4,232,899

Building Products–1.5%
American Woodmark Corp.(a)	36,950	3,756,337
Gibraltar Industries, Inc.(a)	25,030	2,015,666
UFP Industries, Inc.	43,837	5,392,389

		11,164,392

Commercial Services & Supplies–1.2%
Quad/Graphics, Inc.	277,050	1,471,136
Steelcase, Inc.–Class A	277,550	3,630,354
Tetra Tech, Inc.	17,902	3,306,678

		8,408,168

Construction & Engineering–3.0%
Comfort Systems USA, Inc.	20,499	6,512,737
EMCOR Group, Inc.	10,260	3,593,052
Fluor Corp.(a)	76,690	3,242,453
IES Holdings, Inc.(a)	34,600	4,208,744
MasTec, Inc.(a)	39,414	3,675,356

		21,232,342

Electrical Equipment–0.7%
Powell Industries, Inc.	22,990	3,271,477
Regal Rexnord Corp.	12,280	2,211,628

		5,483,105

Ground Transportation–0.5%
ArcBest Corp.	28,523	4,064,528

Machinery–2.9%
Blue Bird Corp.(a)	99,730	3,823,648
Hillman Solutions Corp.(a)	171,770	1,827,633
Oshkosh Corp.	26,950	3,360,934
Shyft Group, Inc. (The)	149,040	1,851,077
SPX Technologies, Inc.(a)	14,720	1,812,474
Terex Corp.	70,340	4,529,896
Wabash National Corp.	120,131	3,596,722

		20,802,384

Marine Transportation–1.0%
Matson, Inc.	40,840	4,590,416
Star Bulk Carriers Corp.	99,550	2,376,258

		6,966,674

Professional Services–2.7%
ICF International, Inc.	21,270	3,203,900
Insperity, Inc.	34,491	3,780,559
Korn Ferry	62,140	4,086,326
Legalzoomcom, Inc.(a)	249,370	3,326,596
Science Applications International Corp.	21,250	2,770,787
WNS Holdings Ltd.(a)	38,652	1,953,086

		19,121,254

Trading Companies & Distributors–3.4%
Beacon Roofing Supply, Inc.(a)	25,100	2,460,302
BlueLinx Holdings, Inc.(a)	31,540	4,107,770
Boise Cascade Co.	34,322	5,263,965
GMS, Inc.(a)	44,411	4,322,967
MRC Global, Inc.(a)	277,250	3,485,032
Rush Enterprises, Inc.–Class A	83,182	4,451,901

		24,091,937

		128,935,853

Financials–15.9%
Banks–8.5%
1st Source Corp.	43,267	2,268,056
Associated Banc-Corp.	213,800	4,598,838
Bank of Marin Bancorp	88,110	1,477,605
BankUnited, Inc.	145,849	4,083,772
Berkshire Hills Bancorp, Inc.	141,410	3,241,117
Comerica, Inc.	39,610	2,178,154
Customers Bancorp, Inc.(a)	53,020	2,813,241
First BanCorp./Puerto Rico	246,820	4,329,223
First Busey Corp.	148,420	3,569,501
First Hawaiian, Inc.	95,910	2,106,184
Heritage Financial Corp./WA	187,310	3,631,941
International Bancshares Corp.	67,830	3,807,976
Nicolet Bankshares, Inc.	41,509	3,569,359
Northeast Bank	55,471	3,069,765
Peoples Bancorp, Inc./OH	61,390	1,817,758
Premier Financial Corp.	75,950	1,541,785
Republic Bancorp, Inc./KY–Class A	44,840	2,286,840
Texas Capital Bancshares, Inc.(a)	65,530	4,033,371
TriCo Bancshares	48,130	1,770,221
WSFS Financial Corp.	96,090	4,337,503

		60,532,210

Capital Markets–0.8%
Evercore, Inc.–Class A	11,982	2,307,613
Houlihan Lokey, Inc.	27,096	3,473,436

		5,781,049

Consumer Finance–0.7%
Nelnet, Inc.–Class A	33,433	3,164,434
PROG Holdings, Inc.	51,480	1,772,971

		4,937,405

Financial Services–3.0%
Essent Group Ltd.	71,917	4,279,781
Jackson Financial, Inc.–Class A	61,480	4,066,287

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
MGIC Investment Corp.	84,940	$1,899,258
Mr Cooper Group, Inc.(a)	40,070	3,123,457
NCR Atleos Corp.(a)	176,229	3,480,523
Pagseguro Digital Ltd.–Class A(a)	207,890	2,968,669
Shift4 Payments, Inc.–Class A(a)	21,890	1,446,272

		21,264,247

Insurance–2.0%
American Equity Investment Life Holding Co.(a)	51,630	2,902,639
Assured Guaranty Ltd.	29,730	2,593,942
Genworth Financial, Inc.–Class A(a)	547,690	3,521,647
Hanover Insurance Group, Inc. (The)	12,758	1,737,257
Kinsale Capital Group, Inc.	6,600	3,463,284

		14,218,769

Mortgage Real Estate Investment Trusts (REITs)–0.9%
Chimera Investment Corp.	330,890	1,525,403
MFA Financial, Inc.	176,790	2,017,174
PennyMac Mortgage Investment Trust	110,190	1,617,589
Ready Capital Corp.	169,000	1,542,970

		6,703,136

		113,436,816

Information Technology–15.1%
Electronic Equipment, Instruments & Components–3.3%
Avnet, Inc.	60,930	3,020,909
Daktronics, Inc.(a)	188,770	1,880,149
Fabrinet(a)	18,850	3,563,027
Insight Enterprises, Inc.(a)	21,710	4,027,639
OSI Systems, Inc.(a)	27,612	3,943,546
Sanmina Corp.(a)	64,736	4,025,285
TTM Technologies, Inc.(a)	217,290	3,400,589

		23,861,144

IT Services–0.6%
DigitalOcean Holdings, Inc.(a)	58,470	2,232,385
Perficient, Inc.(a)	35,286	1,986,249

		4,218,634

Semiconductors & Semiconductor Equipment–3.4%
Axcelis Technologies, Inc.(a)	28,790	3,210,661
Kulicke & Soffa Industries, Inc.	68,663	3,454,435
MACOM Technology Solutions Holdings, Inc.(a)	52,540	5,024,925
Onto Innovation, Inc.(a)	31,240	5,656,939
Photronics, Inc.(a)	81,690	2,313,461
SMART Global Holdings, Inc.(a)	169,680	4,465,978

		24,126,399

Software–6.0%
8x8, Inc.(a)	917,240	2,476,548
A10 Networks, Inc.	194,870	2,667,770
ACI Worldwide, Inc.(a)	126,210	4,191,434
Altair Engineering, Inc.–Class A(a)	33,570	2,892,055
Box, Inc.–Class A(a)	153,350	4,342,872
Braze, Inc.–Class A(a)	53,190	2,356,317
CommVault Systems, Inc.(a)	44,018	4,464,746
Consensus Cloud Solutions, Inc.(a)	98,873	1,568,126
MicroStrategy, Inc.–Class A(a)	2,030	3,460,257
NCR Voyix Corp.(a)	167,389	2,114,123
Progress Software Corp.	61,181	3,261,559
Qualys, Inc.(a)	23,230	3,876,390
SPS Commerce, Inc.(a)	27,700	5,121,730

		42,793,927

Technology Hardware, Storage & Peripherals–1.8%
Super Micro Computer, Inc.(a)	12,820	12,948,585

		107,948,689

Health Care–14.5%
Biotechnology–7.6%
Apogee Therapeutics, Inc.(a)	60,450	4,016,902
Ascendis Pharma A/S (ADR)(a)	10,527	1,591,367
Blueprint Medicines Corp.(a)	51,165	4,853,512
Bridgebio Pharma, Inc.(a)	128,680	3,978,786
Cytokinetics, Inc.(a)	61,690	4,325,086
Disc Medicine, Inc.(a)	29,790	1,854,725
Halozyme Therapeutics, Inc.(a)	117,552	4,782,015
Insmed, Inc.(a)	136,621	3,706,528
Intellia Therapeutics, Inc.(a)	83,660	2,301,487
Legend Biotech Corp. (ADR)(a)	48,550	2,723,169
Madrigal Pharmaceuticals, Inc.(a)	9,700	2,590,288
MoonLake Immunotherapeutics(a)	37,690	1,893,169
Ultragenyx Pharmaceutical, Inc.(a)	71,594	3,342,724
Vaxcyte, Inc.(a)	71,030	4,852,059
Viking Therapeutics, Inc.(a)	65,300	5,354,600
Viridian Therapeutics, Inc.(a)	98,530	1,725,260

		53,891,677

Health Care Equipment & Supplies–2.1%
AtriCure, Inc.(a)	111,160	3,381,487
CONMED Corp.	39,889	3,194,311
Integer Holdings Corp.(a)	38,400	4,480,512
Integra LifeSciences Holdings Corp.(a)	63,920	2,265,964
iRhythm Technologies, Inc.(a)	14,480	1,679,680

		15,001,954

Health Care Providers & Services–2.6%
AMN Healthcare Services, Inc.(a)	53,055	3,316,468
Option Care Health, Inc.(a)	144,390	4,842,841
Owens & Minor, Inc.(a)	155,540	4,310,013
Pediatrix Medical Group, Inc.(a)	150,240	1,506,907
PetIQ, Inc.(a)	174,110	3,182,731
PROCEPT BioRobotics Corp.(a)	34,360	1,698,071

		18,857,031

Life Sciences Tools & Services–0.2%
Quanterix Corp.(a)	55,850	1,315,826

Pharmaceuticals–2.0%
Collegium Pharmaceutical, Inc.(a)	94,740	3,677,807
Corcept Therapeutics, Inc.(a)	98,204	2,473,759
Harmony Biosciences Holdings, Inc.(a)	107,300	3,603,134
Intra-Cellular Therapies, Inc.(a)	63,930	4,423,956

		14,178,656

		103,245,144

2024 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary–10.2%
Automobile Components–0.4%
Patrick Industries, Inc.	24,672	$2,947,564

Automobiles–0.9%
Thor Industries, Inc.	18,447	2,164,571
Winnebago Industries, Inc.	56,946	4,214,004

		6,378,575

Broadline Retail–0.6%
Dillard’s, Inc.–Class A	8,470	3,994,791

Diversified Consumer Services–0.9%
Perdoceo Education Corp.	190,412	3,343,635
Stride, Inc.(a)	51,250	3,231,312

		6,574,947

Hotels, Restaurants & Leisure–1.9%
Accel Entertainment, Inc.(a)	178,660	2,106,402
Dine Brands Global, Inc.	41,980	1,951,230
Marriott Vacations Worldwide Corp.	34,416	3,707,636
Papa John’s International, Inc.	35,900	2,390,940
Travel + Leisure Co.	72,641	3,556,503

		13,712,711

Household Durables–2.4%
Hovnanian Enterprises, Inc.–Class A(a)	14,310	2,245,811
KB Home	68,260	4,838,269
Taylor Morrison Home Corp.(a)	85,451	5,312,489
Tri Pointe Homes, Inc.(a)	120,640	4,663,942

		17,060,511

Leisure Products–0.2%
MasterCraft Boat Holdings, Inc.(a)	72,695	1,724,325

Specialty Retail–2.1%
Boot Barn Holdings, Inc.(a)	40,490	3,852,624
Citi Trends, Inc.(a)	43,800	1,188,294
Genesco, Inc.(a)	62,760	1,766,066
Upbound Group, Inc.	116,610	4,105,838
Wayfair, Inc.–Class A(a)	55,580	3,772,770

		14,685,592

Textiles, Apparel & Luxury Goods–0.8%
Carter’s, Inc.	25,310	2,143,251
G-III Apparel Group Ltd.(a)	83,370	2,418,564
Oxford Industries, Inc.	13,745	1,544,938

		6,106,753

		73,185,769

Energy–7.8%
Energy Equipment & Services–1.4%
Cactus, Inc.–Class A	61,140	3,062,503
ChampionX Corp.	128,890	4,625,862
TechnipFMC PLC	82,540	2,072,579

		9,760,944

Oil, Gas & Consumable Fuels–6.4%
Arch Resources, Inc.	22,980	3,694,954
Ardmore Shipping Corp.	124,960	2,051,843
Chord Energy Corp.	19,700	3,511,328
CONSOL Energy, Inc.	24,440	2,047,094
Gulfport Energy Corp.(a)	16,630	2,662,796
HF Sinclair Corp.	27,022	1,631,318
International Seaways, Inc.	70,660	3,759,112
Magnolia Oil & Gas Corp.–Class A	186,320	4,835,004
Matador Resources Co.	52,730	3,520,782
Northern Oil and Gas, Inc.	95,620	3,794,202
Par Pacific Holdings, Inc.(a)	70,510	2,613,101
PBF Energy, Inc.–Class A	72,420	4,169,219
Peabody Energy Corp.	117,750	2,856,615
Scorpio Tankers, Inc.	33,450	2,393,347
Teekay Tankers Ltd.–Class A	38,255	2,234,475

		45,775,190

		55,536,134

Real Estate–6.0%
Diversified REITs–0.7%
Broadstone Net Lease, Inc.–Class A	83,010	1,300,767
Empire State Realty Trust, Inc.–Class A	398,800	4,039,844

		5,340,611

Health Care REITs–0.6%
Diversified Healthcare Trust	593,680	1,460,453
Sabra Health Care REIT, Inc.	175,560	2,593,021

		4,053,474

Hotel & Resort REITs–0.9%
RLJ Lodging Trust	319,809	3,780,143
Service Properties Trust	435,590	2,953,300

		6,733,443

Industrial REITs–0.7%
First Industrial Realty Trust, Inc.	41,766	2,194,385
STAG Industrial, Inc.	74,304	2,856,246

		5,050,631

Real Estate Management & Development–0.6%
Forestar Group, Inc.(a)	100,410	4,035,478

Residential REITs–0.2%
Apartment Income REIT Corp.	50,850	1,651,099

Retail REITs–2.1%
Acadia Realty Trust	168,440	2,865,164
Macerich Co. (The)	266,850	4,597,825
NETSTREIT Corp.	97,680	1,794,382
Tanger, Inc.	115,220	3,402,447
Urban Edge Properties	122,680	2,118,684

		14,778,502

Specialized REITs–0.2%
National Storage Affiliates Trust	37,520	1,469,283

		43,112,521

16	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Materials–4.0%
Chemicals–1.7%
AdvanSix, Inc.	96,710	$2,765,906
Ecovyst, Inc.(a)	279,510	3,116,537
Element Solutions, Inc.	113,550	2,836,479
Orion SA	150,420	3,537,878

		12,256,800

Construction Materials–0.4%
Summit Materials, Inc.–Class A(a)	65,520	2,920,226

Metals & Mining–1.3%
Alpha Metallurgical Resources, Inc.	6,270	2,076,436
Olympic Steel, Inc.	47,310	3,353,333
Warrior Met Coal, Inc.	63,990	3,884,193

		9,313,962

Paper & Forest Products–0.6%
Sylvamo Corp.	70,340	4,342,792

		28,833,780

Consumer Staples–3.3%
Consumer Staples Distribution & Retail–0.8%
Andersons, Inc. (The)	68,990	3,957,956
Village Super Market, Inc.–Class A	75,108	2,148,840

		6,106,796

Food Products–1.3%
Cal-Maine Foods, Inc.	38,130	2,243,951
John B Sanfilippo & Son, Inc.	33,295	3,526,606
Nomad Foods Ltd.	163,420	3,196,495

		8,967,052

Personal Care Products–1.2%
BellRing Brands, Inc.(a)	96,240	5,681,048
Medifast, Inc.	32,100	1,230,072
USANA Health Sciences, Inc.(a)	33,180	1,609,230

		8,520,350

		23,594,198

Communication Services–2.1%
Entertainment–0.2%
IMAX Corp.(a)	104,470	1,689,280

Interactive Media & Services–0.9%
Cargurus, Inc.(a)	170,920	3,944,833
Ziff Davis, Inc.(a)	37,169	2,343,134

		6,287,967

Media–1.0%
Nexstar Media Group, Inc.	19,588	3,374,817
Sinclair, Inc.	120,870	1,628,119
Thryv Holdings, Inc.(a)	90,580	2,013,593

		7,016,529

		14,993,776

Utilities–2.1%
Electric Utilities–1.5%
Genie Energy Ltd.–Class B	159,404	2,403,812
IDACORP, Inc.	39,630	3,681,231
Portland General Electric Co.	110,080	4,623,360

		10,708,403

Gas Utilities–0.6%
Chesapeake Utilities Corp.	38,340	4,113,882

		14,822,285

Total Common Stocks (cost $545,687,769)		707,644,965

SHORT-TERM INVESTMENTS–0.8%
Investment Companies–0.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.21%(b)(c)(d) (cost $5,410,446)	5,410,446	5,410,446

Total Investments—99.8% (cost $551,098,215)		713,055,411	(e)

Other assets less liabilities—0.2%		1,586,451

Net Assets—100.0%		$714,641,862

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	293	June 2024	$31,437,435	$510,514

2024 Semi-Annual Report	17

Schedule of Investments (continued)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

18	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.1%

Industrials–19.9%
Aerospace & Defense–2.9%
Bombardier, Inc.–Class B(a)	19,150	$822,098
Hanwha Aerospace Co., Ltd.	65,074	10,037,618
Saab AB–Class B	229,043	20,374,029

		31,233,745

Air Freight & Logistics–0.8%
Cia de Distribucion Integral Logista Holdings SA	87,896	2,456,490
Hamakyorex Co., Ltd.	83,600	2,120,555
Mitsui-Soko Holdings Co., Ltd.	71,000	2,193,764
Senko Group Holdings Co., Ltd.	280,800	2,103,845

		8,874,654

Building Products–0.7%
Fletcher Building Ltd.	1,355,993	3,337,769
Inwido AB	176,121	2,399,496
Lindab International AB	112,360	2,415,747

		8,153,012

Commercial Services & Supplies–1.0%
Downer EDI Ltd.	1,878,434	6,246,474
Mitie Group PLC	1,904,131	2,523,463
Societe BIC SA	32,635	2,331,974

		11,101,911

Construction & Engineering–1.7%
Balfour Beatty PLC	2,056,202	9,918,988
Hazama Ando Corp.	505,400	3,935,979
Renew Holdings PLC	209,440	2,443,956
Veidekke ASA	243,955	2,651,563

		18,950,486

Electrical Equipment–1.4%
Nexans SA	87,720	9,170,362
TKH Group NV	139,586	5,950,646

		15,121,008

Ground Transportation–0.6%
Maruzen Showa Unyu Co., Ltd.	77,100	2,363,343
Nikkon Holdings Co., Ltd.	95,800	1,848,828
Sakai Moving Service Co., Ltd.	123,600	2,077,973

		6,290,144

Industrial Conglomerates–0.8%
Bidvest Group Ltd. (The)	676,546	8,662,575

Machinery–6.1%
Amada Co., Ltd.	860,000	9,848,925
ATS Corp.(a)	231,389	7,786,136
Ebara Corp.	41,500	3,776,932
Fuji Corp./Aichi	480,200	8,488,537
Glory Ltd.	88,200	1,664,606
HD Hyundai Construction Equipment Co., Ltd.	119,822	5,212,467
IMI PLC	124,811	2,859,267
Kawasaki Heavy Industries Ltd.	288,100	9,466,226
Makino Milling Machine Co., Ltd.	124,000	5,157,582
Nabtesco Corp.	331,700	5,560,766
Randon SA Implementos e Participacoes (Preference Shares)	886,600	2,275,101
Tocalo Co., Ltd.	211,900	2,486,089
Vesuvius PLC	410,110	2,558,426

		67,141,060

Marine Transportation–0.2%
Hoegh Autoliners ASA	225,822	1,917,818

Passenger Airlines–0.8%
JET2 PLC	148,324	2,699,527
Wizz Air Holdings PLC(a)(b)	213,328	5,773,303

		8,472,830

Professional Services–1.2%
Danel Adir Yeoshua Ltd.	23,155	1,979,937
dip Corp.	254,900	4,660,464
NICE Information Service Co., Ltd.	259,202	1,966,786
Persol Holdings Co., Ltd.	1,702,200	2,380,924
Transcosmos, Inc.	113,700	2,320,112

		13,308,223

Trading Companies & Distributors–0.5%
Howden Joinery Group PLC	272,569	3,120,145
Russel Metals, Inc.	71,926	2,393,197

		5,513,342

Transportation Infrastructure–1.2%
Grupo Aeroportuario del Centro Norte SAB de CV	1,070,491	10,595,068
Gujarat Pipavav Port Ltd.	916,045	2,344,229

		12,939,297

		217,680,105

Consumer Discretionary–12.3%
Automobile Components–2.1%
Forvia SE (Paris)(a)	414,952	6,287,075
GUD Holdings Ltd.	295,120	2,268,266
Mahle Metal Leve SA	317,700	2,189,833
Niterra Co., Ltd.	88,100	2,924,909
Schaeffler AG (Preference Shares)	304,534	2,054,276
Toyo Tire Corp.	409,494	7,738,025

		23,462,384

Automobiles–0.5%
Piaggio & C SpA	1,720,417	5,440,543

Broadline Retail–0.2%
Puuilo Oyj	226,902	2,425,918

Diversified Consumer Services–0.2%
YDUQS Participacoes SA	559,500	2,020,287

2024 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure–2.4%
Domino’s Pizza Group PLC	489,565	$2,127,077
Greggs PLC	77,988	2,828,875
Jollibee Foods Corp.	2,027,030	9,112,610
Jumbo Interactive Ltd.	230,543	2,576,158
KFC Holdings Japan Ltd.	98,200	2,838,056
Kindred Group PLC	575,797	6,686,432

		26,169,208

Household Durables–1.4%
Casio Computer Co., Ltd.	441,400	3,812,207
Cury Construtora e Incorporadora SA	583,900	2,370,340
GN Store Nord AS(a)	271,825	7,189,456
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,401,161	2,008,329

		15,380,332

Leisure Products–1.1%
BRP, Inc.	78,373	5,262,282
Sega Sammy Holdings, Inc.	542,100	6,695,976

		11,958,258

Specialty Retail–1.1%
ABC-Mart, Inc.	359,800	6,820,306
Nick Scali Ltd.	242,569	2,433,598
Pet Valu Holdings Ltd.	98,724	2,307,483

		11,561,387

Textiles, Apparel & Luxury Goods–3.3%
Asics Corp.	206,900	9,794,414
Eclat Textile Co., Ltd.	425,000	7,268,597
HUGO BOSS AG	91,969	5,420,521
Indo Count Industries Ltd.	524,211	2,229,814
JNBY Design Ltd.(b)	1,454,000	2,733,112
Marimekko Oyj	177,658	2,382,412
Mavi Giyim Sanayi Ve Ticaret AS–Class B(b)	1,096,568	2,391,180
Xtep International Holdings Ltd.	5,842,000	3,626,390

		35,846,440

		134,264,757

Information Technology–12.1%
Communications Equipment–0.2%
HMS Networks AB	53,946	2,336,425

Electronic Equipment, Instruments & Components–4.4%
Alps Alpine Co., Ltd.	475,500	3,738,485
E Ink Holdings, Inc.	1,685,000	11,956,813
Kaga Electronics Co., Ltd.	51,200	2,176,870
Lotes Co., Ltd.	217,000	9,388,882
Mycronic AB	77,790	2,743,236
Nan Ya Printed Circuit Board Corp.	624,000	3,860,404
Supreme Electronics Co., Ltd.	1,166,521	2,697,503
Test Research, Inc.	844,000	2,260,466
Tripod Technology Corp.	1,080,000	6,898,808
WT Microelectronics Co., Ltd.	453,000	2,124,505

		47,845,972

IT Services–0.6%
Data#3 Ltd.	320,600	1,729,787
Future Corp.	194,800	2,146,365
NSD Co., Ltd.	48,900	945,587
Sonata Software Ltd.	233,206	2,025,746

		6,847,485

Semiconductors & Semiconductor Equipment–5.0%
ASPEED Technology, Inc.	22,600	2,355,374
Elan Microelectronics Corp.	391,000	1,960,944
Faraday Technology Corp.	228,497	2,389,393
King Yuan Electronics Co., Ltd.	433,000	1,434,887
Melexis NV	26,158	2,118,293
Micronics Japan Co., Ltd.	48,800	2,678,303
Nanya Technology Corp.	2,238,000	4,726,483
Phison Electronics Corp.	80,000	1,725,506
Sanken Electric Co., Ltd.	163,900	7,187,971
SCREEN Holdings Co., Ltd.	26,700	3,461,785
Siltronic AG	69,797	6,192,745
Sino-American Silicon Products, Inc.	376,000	2,526,711
Sitronix Technology Corp.	88,000	824,658
Tokyo Seimitsu Co., Ltd.	126,500	9,827,420
Ulvac, Inc.	83,700	5,385,501

		54,795,974

Software–1.4%
Atoss Software AG	9,756	2,884,215
Birlasoft Ltd.	74,716	667,698
Sinch AB(a)	1,709,191	4,284,172
Tanla Platforms Ltd.	587,646	5,800,856
WingArc1st, Inc.	73,200	1,473,695

		15,110,636

Technology Hardware, Storage & Peripherals–0.5%
Asia Vital Components Co., Ltd.	171,000	2,896,146
Chicony Electronics Co., Ltd.	389,000	2,690,277

		5,586,423

		132,522,915

Financials–11.3%
Banks–5.3%
Alpha Services and Holdings SA(a)	3,363,968	5,907,719
Banco de Sabadell SA	6,799,031	10,696,085
Bank of Ireland Group PLC	780,251	7,962,517
Bank Pembangunan Daerah Jawa Timur Tbk PT	39,977,000	1,512,848
BAWAG Group AG(b)	146,029	9,242,386
BNK Financial Group, Inc.	365,311	2,164,133
City Union Bank Ltd.	4,428,588	7,186,131
Juroku Financial Group, Inc.	79,400	2,466,345
Mebuki Financial Group, Inc.	2,873,500	9,441,250
Seven Bank Ltd.	550,500	1,067,617

		57,647,031

Capital Markets–1.9%
Azimut Holding SpA	88,329	2,401,255

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Banca Generali SpA	62,366	$2,478,166
JAFCO Group Co., Ltd.	187,500	2,318,692
Man Group PLC/Jersey	848,629	2,864,113
Monex Group, Inc.	1,076,500	6,412,024
Polar Capital Holdings PLC	416,469	2,395,533
Tel Aviv Stock Exchange Ltd.	319,573	2,156,358

		21,026,141

Consumer Finance–0.4%
FinVolution Group (ADR)	446,560	2,250,662
Jaccs Co., Ltd.	67,100	2,437,600

		4,688,262

Financial Services–1.5%
BFF Bank SpA(b)	221,250	2,962,145
First National Financial Corp.	70,310	1,952,724
Genertec Universal Medical Group Co., Ltd.(b)	3,418,000	1,865,902
L&T Finance Holdings Ltd.	5,377,964	10,281,568

		17,062,339

Insurance–2.2%
Coface SA	149,153	2,357,732
Hiscox Ltd.	511,785	8,009,771
Protector Forsikring ASA	114,650	2,401,454
SCOR SE	258,277	8,940,905
UNIQA Insurance Group AG	248,105	2,142,949

		23,852,811

		124,276,584

Materials–9.9%
Chemicals–2.7%
Castrol India Ltd.	931,707	2,083,952
Dongjin Semichem Co., Ltd.	86,425	2,995,010
FUCHS SE (Preference Shares)	56,220	2,785,315
Fufeng Group Ltd.	3,512,000	2,277,475
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,056,299	7,947,919
Kuraray Co., Ltd.	481,800	5,160,779
Tosoh Corp.	458,000	6,223,619

		29,474,069

Construction Materials–0.2%
CSR Ltd.	447,869	2,574,619

Containers & Packaging–0.9%
Rengo Co., Ltd.	978,500	7,459,141
Verallia SA(b)	63,240	2,458,702

		9,917,843

Metals & Mining–4.7%
APERAM SA	186,685	5,901,173
Capstone Mining Corp.(a)	1,575,046	10,023,178
Central Asia Metals PLC	979,940	2,443,978
Champion Iron Ltd.	470,800	2,272,939
Daiki Aluminium Industry Co., Ltd.	244,500	1,982,341
Endeavour Mining PLC	319,648	6,494,196
Labrador Iron Ore Royalty Corp.	104,310	2,223,966
Lundin Mining Corp.	875,680	8,960,116
OSAKA Titanium Technologies Co., Ltd.	230,300	3,977,676
Pan African Resources PLC	9,408,398	2,671,832
Shougang Fushan Resources Group Ltd.	6,282,000	2,151,012
SSAB AB–Class B	344,844	2,546,205

		51,648,612

Paper & Forest Products–1.4%
Daio Paper Corp.	786,500	6,093,571
Interfor Corp.(a)	411,602	6,429,809
Navigator Co. SA (The)	563,985	2,466,183

		14,989,563

		108,604,706

Energy–8.0%
Energy Equipment & Services–1.2%
Pason Systems, Inc.	192,052	2,217,484
Secure Energy Services, Inc.	302,480	2,489,869
Vallourec SACA(a)	431,072	8,006,961

		12,714,314

Oil, Gas & Consumable Fuels–6.8%
Baytex Energy Corp.	1,536,176	5,545,680
Beach Energy Ltd.	8,002,429	9,597,735
BLUENORD ASA(a)	39,723	2,096,558
BW LPG Ltd.(b)	171,560	1,912,104
Cosmo Energy Holdings Co., Ltd.	155,100	7,789,013
Enerplus Corp.	466,692	9,168,118
Gibson Energy, Inc.	141,040	2,401,080
Headwater Exploration, Inc.	480,106	2,718,551
Indo Tambangraya Megah Tbk PT	1,182,500	1,992,112
International Petroleum Corp.(a)	116,131	1,376,031
Itochu Enex Co., Ltd.	201,000	2,070,093
Oil India Ltd.	1,290,600	9,320,202
Oil Refineries Ltd.	6,608,291	2,193,230
Parex Resources, Inc.	139,042	2,221,305
Petronet LNG Ltd.	1,581,311	5,022,177
Petroreconcavo SA	126,600	594,455
Serica Energy PLC	930,110	2,216,199
Thungela Resources Ltd.	64,199	413,124
Viva Energy Group Ltd.(b)	1,041,663	2,513,384
Whitehaven Coal Ltd.	246,876	1,141,694
Yancoal Australia Ltd.	663,220	2,264,424

		74,567,269

		87,281,583

Communication Services–7.4%
Diversified Telecommunication Services–0.4%
Gamma Communications PLC	153,077	2,643,060
Telecom Egypt Co.	1,680,783	1,339,662

		3,982,722

Entertainment–3.1%
CTS Eventim AG & Co. KGaA	34,159	3,037,174

2024 Semi-Annual Report	21

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
GungHo Online Entertainment, Inc.	380,100	$6,083,066
International Games System Co., Ltd.	541,000	19,024,830
Soft-World International Corp.	309,000	1,376,813
Ubisoft Entertainment SA(a)	211,247	4,443,365

		33,965,248

Interactive Media & Services–0.9%
AfreecaTV Co., Ltd.	24,466	2,238,368
Kakaku.com, Inc.	455,600	5,527,053
Rightmove PLC	395,052	2,738,208

		10,503,629

Media–3.0%
4imprint Group PLC	39,440	3,148,685
Criteo SA (Sponsored ADR)(a)	229,725	8,056,456
Kadokawa Corp.	455,100	7,996,258
Stroeer SE & Co. KGaA	128,906	7,845,906
Sun TV Network Ltd.	806,865	5,783,332

		32,830,637

		81,282,236

Health Care–7.2%
Biotechnology–2.1%
Bavarian Nordic A/S(a)	294,841	6,604,807
BioGaia AB–Class B	223,719	2,609,624
Clinuvel Pharmaceuticals Ltd.	199,345	1,864,973
Hugel, Inc.(a)	69,026	9,895,024
Takara Bio, Inc.	329,100	2,121,268

		23,095,696

Health Care Equipment & Supplies–2.0%
Chularat Hospital PCL–Class F	25,532,400	2,015,301
ConvaTec Group PLC(b)	2,594,331	9,372,155
Eiken Chemical Co., Ltd.	183,700	2,391,829
Japan Lifeline Co., Ltd.	292,900	2,336,664
LivaNova PLC(a)	96,947	5,423,215

		21,539,164

Health Care Providers & Services–0.4%
Odontoprev SA	849,580	2,059,834
Solasto Corp.	624,700	2,243,785

		4,303,619

Pharmaceuticals–2.7%
Ajanta Pharma Ltd.	96,956	2,597,482
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	690,000	790,045
Chong Kun Dang Pharmaceutical Corp.	26,848	2,266,118
Consun Pharmaceutical Group Ltd.	3,087,000	2,208,691
Dermapharm Holding SE	47,120	1,659,843
Faes Farma SA	694,768	2,357,336
Hypera SA	997,900	6,551,989
Laboratorios Farmaceuticos Rovi SA	30,660	2,675,502
Mega Lifesciences PCL	1,944,700	2,211,855
Procter & Gamble Health Ltd.	36,565	2,065,959
Sanofi India Ltd.	22,722	2,214,558
United Laboratories International Holdings Ltd. (The)	1,976,000	2,263,814

		29,863,192

		78,801,671

Real Estate–3.8%
Diversified REITs–0.4%
H&R Real Estate Investment Trust	298,565	2,038,851
Sekisui House Reit, Inc.	3,808	2,042,581

		4,081,432

Health Care REITs–0.6%
Assura PLC	13,172,400	7,031,308

Office REITs–0.4%
AREIT, Inc.	3,106,000	1,944,876
CLS Holdings PLC	1,690,718	1,833,666

		3,778,542

Real Estate Management & Development–1.0%
Kerry Properties Ltd.	1,157,500	2,120,488
Starts Corp., Inc.	102,800	2,138,858
TAG Immobilien AG(a)	501,242	6,850,528

		11,109,874

Residential REITs–0.2%
Morguard North American Residential Real Estate Investment Trust	156,350	1,841,041

Retail REITs–1.2%
Charter Hall Retail REIT	2,532,951	6,123,239
Hamborner REIT AG	283,912	2,100,877
Lar Espana Real Estate Socimi SA	372,730	2,903,304
Mercialys SA	198,527	2,312,717

		13,440,137

		41,282,334

Consumer Staples–3.0%
Beverages–1.4%
Hite Jinro Co., Ltd.	402,081	6,120,894
Royal Unibrew A/S	109,458	7,242,709
Takara Holdings, Inc.	288,700	2,079,620

		15,443,223

Consumer Staples Distribution & Retail–0.9%
Axfood AB	89,251	2,594,816
Migros Ticaret AS	156,790	1,979,850
Sendas Distribuidora SA	1,748,153	5,127,274

		9,701,940

Food Products–0.5%
Nichirei Corp.	218,500	5,876,697

Personal Care Products–0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	56,453,500	2,207,579

		33,229,439

22	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Utilities–2.2%
Electric Utilities–0.2%
Enerjisa Enerji AS(b)	1,035,390	$1,854,323

Gas Utilities–0.2%
Gujarat State Petronet Ltd.	456,797	1,932,783

Independent Power and Renewable Electricity Producers–0.9%
Capital Power Corp.	363,890	10,264,838

Multi-Utilities–0.7%
Sembcorp Industries Ltd.	1,899,300	7,592,717

Water Utilities–0.2%
Cia de Saneamento de Minas Gerais Copasa MG	524,800	2,279,010

		23,923,671

Total Common Stocks (cost $898,445,966)		1,063,150,001

SHORT-TERM INVESTMENTS–2.9%
Investment Companies–2.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.21%(c)(d)(e) (cost $32,119,819)	32,119,819	32,119,819

Total Investments—100.0% (cost $930,565,785)		1,095,269,820	(f)

Other assets less liabilities—0.0%		(274,834)

Net Assets—100.0%		$1,094,994,986

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	7,339	KRW	9,633,620	04/18/2024	$(195,879)

Bank of America, NA	USD	4,090	GBP	3,241	04/19/2024	1,024

Bank of America, NA	USD	2,832	GBP	2,242	04/19/2024	(1,650)

Bank of America, NA	TWD	240,636	USD	7,676	05/24/2024	144,339

Bank of America, NA	EUR	2,773	USD	3,006	06/12/2024	5,640

Barclays Bank PLC	BRL	39,773	USD	7,961	04/02/2024	30,634

Barclays Bank PLC	USD	7,961	BRL	39,773	04/02/2024	(30,475)

Barclays Bank PLC	EUR	2,938	USD	3,191	06/12/2024	12,316

Barclays Bank PLC	USD	3,538	MYR	16,588	08/21/2024	(37,895)

BNP Paribas SA	AUD	6,009	USD	3,975	04/18/2024	57,191

BNP Paribas SA	USD	2,838	AUD	4,348	04/18/2024	(3,424)

BNP Paribas SA	TWD	94,285	USD	2,989	05/24/2024	38,161

BNP Paribas SA	CAD	3,835	USD	2,826	06/13/2024	(8,573)

Citibank, NA	USD	24,518	AUD	37,168	04/18/2024	(287,570)

Citibank, NA	PHP	520,529	USD	9,319	04/25/2024	57,042

Citibank, NA	SEK	31,956	USD	3,030	04/30/2024	40,850

Citibank, NA	JPY	455,350	USD	3,111	05/16/2024	82,159

Citibank, NA	USD	3,665	JPY	551,459	05/16/2024	3,037

Citibank, NA	CAD	11,763	USD	8,743	06/13/2024	50,102

Deutsche Bank AG	BRL	39,773	USD	7,961	04/02/2024	30,475

Deutsche Bank AG	USD	7,983	BRL	39,773	04/02/2024	(53,165)

Deutsche Bank AG	USD	3,375	GBP	2,659	04/19/2024	(18,187)

Deutsche Bank AG	BRL	39,773	USD	7,958	05/03/2024	52,543

Deutsche Bank AG	EUR	39,143	USD	42,878	06/12/2024	529,886

Goldman Sachs Bank USA	USD	12,263	INR	1,016,536	06/14/2024	(98,757)

Goldman Sachs Bank USA	USD	2,873	MYR	13,601	08/21/2024	(2,880)

HSBC Bank USA	KRW	3,545,620	USD	2,644	04/18/2024	15,285

HSBC Bank USA	GBP	2,376	USD	3,031	04/19/2024	32,028

2024 Semi-Annual Report	23

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

HSBC Bank USA	USD	12,817	ILS	46,171	05/16/2024	$(237,544)

HSBC Bank USA	USD	10,685	TWD	338,526	05/24/2024	(89,480)

HSBC Bank USA	INR	291,222	USD	3,503	06/14/2024	17,940

JPMorgan Chase Bank, NA	USD	5,179	GBP	4,034	04/19/2024	(87,248)

JPMorgan Chase Bank, NA	MXN	49,941	USD	2,949	05/23/2024	(30,761)

Morgan Stanley Capital Services, Inc.	GBP	2,689	USD	3,422	04/19/2024	27,325

Morgan Stanley Capital Services, Inc.	USD	7,267	GBP	5,727	04/19/2024	(37,582)

Morgan Stanley Capital Services, Inc.	JPY	2,890,741	USD	19,573	05/16/2024	346,892

Morgan Stanley Capital Services, Inc.	USD	5,254	JPY	764,154	05/16/2024	(171,907)

Morgan Stanley Capital Services, Inc.	CNH	21,542	USD	2,973	05/23/2024	679

Morgan Stanley Capital Services, Inc.	USD	3,377	CNH	24,230	05/23/2024	(33,534)

Morgan Stanley Capital Services, Inc.	TWD	616,024	USD	19,796	05/24/2024	514,121

State Street Bank & Trust Co.	USD	5,551	INR	461,580	06/14/2024	(28,063)

UBS AG	KRW	6,088,000	USD	4,582	04/18/2024	67,457

UBS AG	GBP	2,286	USD	2,902	04/19/2024	16,921

UBS AG	USD	3,735	NOK	39,472	04/30/2024	(96,662)

UBS AG	USD	23,128	CHF	20,332	05/08/2024	(495,458)

UBS AG	USD	2,727	SGD	3,625	05/17/2024	(36,641)

UBS AG	USD	6,430	CNH	46,125	05/23/2024	(65,727)

						$24,985

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $43,078,696 or 3.9% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

24	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.7%

Financials–19.1%
Banks–15.3%
ABN AMRO Bank NV	5,235,800	$89,596,245
Banco Bilbao Vizcaya Argentaria SA	17,161,580	204,368,500
Banco de Sabadell SA	26,748,530	42,080,195
Banco do Brasil SA	3,647,600	41,178,592
BNP Paribas SA	1,093,980	77,885,770
China Merchants Bank Co., Ltd.–Class H	26,417,500	104,706,210
Erste Group Bank AG	2,296,769	102,361,676
Eurobank Ergasias Services and Holdings SA(a)	23,757,040	45,673,160
HDFC Bank Ltd.	1,840,951	32,081,831
KB Financial Group, Inc.	2,914,590	152,309,211
Mitsubishi UFJ Financial Group, Inc.	8,167,200	83,093,870
Resona Holdings, Inc.	15,630,500	96,353,520
Sumitomo Mitsui Financial Group, Inc.	2,692,300	157,426,066

		1,229,114,846

Capital Markets–2.7%
B3 SA–Brasil Bolsa Balcao	34,544,100	82,582,398
IG Group Holdings PLC	2,622,800	24,199,749
Japan Exchange Group, Inc.	3,965,100	107,396,538

		214,178,685

Insurance–1.1%
NN Group NV	1,848,770	85,348,609

		1,528,642,140

Industrials–18.9%
Aerospace & Defense–2.1%
BAE Systems PLC	9,996,810	170,399,797

Electrical Equipment–4.6%
Fuji Electric Co., Ltd.	1,484,300	99,603,188
Prysmian SpA	2,827,150	147,446,941
Schneider Electric SE	519,510	117,448,943

		364,499,072

Ground Transportation–1.3%
Canadian National Railway Co.	783,180	103,130,794

Industrial Conglomerates–1.3%
Siemens AG (REG)	539,690	103,047,794

Machinery–2.8%
Kawasaki Heavy Industries Ltd.	2,930,300	96,282,129
SMC Corp.	87,200	49,194,728
Toyota Industries Corp.	762,800	79,812,594

		225,289,451

Professional Services–5.1%
RELX PLC (London)	4,437,480	191,368,216
Wolters Kluwer NV	1,395,290	218,488,171

		409,856,387

Trading Companies & Distributors–1.7%
Mitsubishi Corp.	5,929,900	137,047,203

		1,513,270,498

Consumer Discretionary–17.0%
Automobile Components–0.6%
Sumitomo Electric Industries Ltd.	2,972,500	46,059,860

Automobiles–5.6%
Honda Motor Co., Ltd.	14,111,200	174,607,569
Kia Corp.	1,170,610	97,288,460
Stellantis NV (France)	6,340,707	179,930,118

		451,826,147

Broadline Retail–0.8%
PDD Holdings, Inc. (ADR)(a)	552,980	64,283,925

Hotels, Restaurants & Leisure–0.9%
Booking Holdings, Inc.	19,370	70,272,036

Household Durables–1.4%
Barratt Developments PLC	6,892,310	41,368,205
Gree Electric Appliances, Inc. of Zhuhai–Class A	12,523,100	67,949,537

		109,317,742

Specialty Retail–2.6%
Industria de Diseno Textil SA	4,175,580	210,266,628

Textiles, Apparel & Luxury Goods–5.1%
ANTA Sports Products Ltd.	6,618,000	70,566,483
Eclat Textile Co., Ltd.	3,265,000	55,839,924
Kering SA	168,260	66,644,969
LVMH Moet Hennessy Louis Vuitton SE	239,910	215,870,067

		408,921,443

		1,360,947,781

Information Technology–15.8%
Electronic Equipment, Instruments & Components–0.5%
Nan Ya Printed Circuit Board Corp.	7,108,000	43,973,961

IT Services–0.4%
CGI, Inc.(a)	262,120	28,918,248

Semiconductors & Semiconductor Equipment–11.8%
ASML Holding NV	153,790	149,093,406
Infineon Technologies AG	1,847,310	62,818,756
Novatek Microelectronics Corp.	5,203,000	95,786,068
SCREEN Holdings Co., Ltd.	1,196,100	155,080,166
SK Hynix, Inc.	853,150	113,021,305
Taiwan Semiconductor Manufacturing Co., Ltd.	11,535,000	276,334,762
Tokyo Electron Ltd.	372,800	97,095,404

		949,229,867

2024 Semi-Annual Report	25

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals–3.1%
Quanta Computer, Inc.	6,395,000	$56,000,821
Samsung Electronics Co., Ltd.	3,171,600	190,605,214

		246,606,035

		1,268,728,111

Health Care–9.5%
Health Care Equipment & Supplies–0.3%
ResMed, Inc. (CDI)	1,473,449	28,957,180

Pharmaceuticals–9.2%
GSK PLC	10,085,990	216,550,005
Novartis AG (REG)	816,130	79,049,038
Novo Nordisk A/S–Class B	3,086,480	395,913,158
Roche Holding AG (Genusschein)	170,302	43,481,313

		734,993,514

		763,950,694

Energy–6.1%
Oil, Gas & Consumable Fuels–6.1%
Equinor ASA	1,944,345	52,136,424
Petroleo Brasileiro SA (Preference Shares)	15,771,600	117,483,546
Repsol SA	9,344,020	155,962,964
Shell PLC	4,827,870	160,186,175

		485,769,109

Consumer Staples–5.7%
Consumer Staples Distribution & Retail–4.3%
Coles Group Ltd.	4,119,089	45,471,514
Jeronimo Martins SGPS SA	3,788,000	75,155,003
Loblaw Cos., Ltd.	1,455,990	161,340,740
Woolworths Group Ltd.	2,845,570	61,509,931

		343,477,188

Personal Care Products–1.4%
Colgate-Palmolive India Ltd.	1,288,066	42,317,164
Unilever PLC (London)	1,452,240	72,905,064

		115,222,228

		458,699,416

Materials–3.7%
Construction Materials–2.5%
CRH PLC	2,315,450	199,730,717

Metals & Mining–1.2%
ArcelorMittal SA	2,277,000	62,588,160
Sumitomo Metal Mining Co., Ltd.	1,283,100	38,313,764

		100,901,924

		300,632,641

Real Estate–1.3%
Real Estate Management & Development–1.3%
Emaar Properties PJSC	48,348,430	107,301,983

Communication Services–1.2%
Entertainment–1.2%
Capcom Co., Ltd.	2,170,400	40,660,480
Konami Group Corp.	814,600	55,489,716

		96,150,196

Utilities–0.4%
Multi-Utilities–0.4%
Sembcorp Industries Ltd.	8,387,000	33,528,204

Total Common Stocks (cost $5,955,141,405)		7,917,620,773

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.21%(b)(c)(d) (cost $51,399,160)	51,399,160	51,399,160

Total Investments—99.4% (cost $6,006,540,565)		7,969,019,933	(e)

Other assets less liabilities—0.6%		50,037,266

Net Assets—100.0%		$8,019,057,199

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Ltd.	USD	13,723	AUD	20,900	04/18/2024	$(97,422)

Australia and New Zealand Banking Group Ltd.	USD	6,689	JPY	977,378	05/16/2024	(189,042)

Bank of America, NA	KRW	337,765,152	USD	258,799	04/18/2024	8,340,462

Bank of America, NA	GBP	86,653	USD	110,395	04/19/2024	1,016,649

Bank of America, NA	USD	29,104	ILS	104,429	05/16/2024	(652,067)

Bank of America, NA	TWD	650,173	USD	20,892	05/24/2024	541,950

26	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	EUR	17,028	USD	18,697	06/12/2024	$274,593

Barclays Bank PLC	BRL	828,779	USD	165,885	04/02/2024	638,351

Barclays Bank PLC	USD	165,882	BRL	828,779	04/02/2024	(635,030)

Barclays Bank PLC	AUD	13,133	USD	8,578	04/18/2024	15,742

Barclays Bank PLC	KRW	100,691,076	USD	75,896	04/18/2024	1,232,030

Barclays Bank PLC	USD	42,815	AUD	64,915	04/18/2024	(495,624)

Barclays Bank PLC	USD	14,949	KRW	19,533,537	04/18/2024	(464,169)

Barclays Bank PLC	GBP	9,684	USD	12,390	04/19/2024	166,744

Barclays Bank PLC	GBP	11,667	USD	14,725	04/19/2024	(1,288)

Barclays Bank PLC	USD	6,443	GBP	5,096	04/19/2024	(11,275)

Barclays Bank PLC	USD	15,837	PLN	63,682	04/19/2024	104,531

Barclays Bank PLC	USD	7,405	TRY	249,728	04/22/2024	130,955

Barclays Bank PLC	USD	12,849	SEK	132,865	04/30/2024	(422,701)

Barclays Bank PLC	USD	39,717	THB	1,418,777	05/08/2024	(719,996)

Barclays Bank PLC	JPY	9,427,563	USD	63,649	05/16/2024	948,242

Barclays Bank PLC	JPY	1,825,216	USD	12,117	05/16/2024	(22,472)

Barclays Bank PLC	USD	46,030	JPY	6,766,186	05/16/2024	(1,029,907)

Barclays Bank PLC	TWD	340,243	USD	10,891	05/24/2024	241,611

Barclays Bank PLC	USD	40,167	TWD	1,255,917	05/24/2024	(856,499)

Barclays Bank PLC	CAD	20,840	USD	15,485	06/13/2024	83,740

BNP Paribas SA	USD	29,973	KRW	39,999,743	04/18/2024	(312,049)

BNP Paribas SA	NOK	7,842	USD	746	04/30/2024	22,925

BNP Paribas SA	USD	34,161	TWD	1,066,390	05/24/2024	(783,127)

BNP Paribas SA	USD	358,330	CAD	482,651	06/13/2024	(1,644,336)

Citibank, NA	AUD	23,945	USD	15,755	04/18/2024	144,536

Citibank, NA	GBP	15,568	USD	19,922	04/19/2024	271,038

Citibank, NA	USD	7,826	GBP	6,189	04/19/2024	(13,288)

Citibank, NA	USD	15,123	PHP	844,712	04/25/2024	(92,568)

Citibank, NA	NOK	172,091	USD	16,368	04/30/2024	505,834

Citibank, NA	USD	11,993	SEK	124,467	04/30/2024	(352,216)

Citibank, NA	USD	23,585	CHF	20,571	05/08/2024	(686,217)

Citibank, NA	CNH	133,725	USD	18,627	05/23/2024	176,310

Citibank, NA	USD	16,262	TWD	508,636	05/24/2024	(341,929)

Deutsche Bank AG	BRL	632,694	USD	126,635	04/02/2024	484,785

Deutsche Bank AG	USD	126,996	BRL	632,694	04/02/2024	(845,728)

Deutsche Bank AG	BRL	632,694	USD	126,595	05/03/2024	835,838

Deutsche Bank AG	USD	18,639	EUR	17,225	06/12/2024	(3,820)

Deutsche Bank AG	CAD	26,821	USD	19,748	06/13/2024	(73,059)

Goldman Sachs Bank USA	NOK	120,586	USD	11,130	04/30/2024	14,670

Goldman Sachs Bank USA	USD	18,348	JPY	2,756,866	05/16/2024	(12,395)

Goldman Sachs Bank USA	USD	18,730	SGD	24,878	05/17/2024	(267,157)

Goldman Sachs Bank USA	INR	936,372	USD	11,268	06/14/2024	63,510

Goldman Sachs Bank USA	USD	319,188	INR	26,459,128	06/14/2024	(2,570,528)

Goldman Sachs Bank USA	USD	27,065	MYR	128,127	08/21/2024	(27,130)

HSBC Bank USA	BRL	196,085	USD	39,247	04/02/2024	150,245

HSBC Bank USA	USD	39,359	BRL	196,085	04/02/2024	(262,527)

HSBC Bank USA	KRW	55,232,068	USD	41,607	04/18/2024	651,810

2024 Semi-Annual Report	27

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

HSBC Bank USA	USD	38,686	KRW	51,411,179	04/18/2024	$(563,681)

HSBC Bank USA	GBP	1,460	USD	1,851	04/19/2024	7,965

HSBC Bank USA	GBP	6,716	USD	8,468	04/19/2024	(9,302)

HSBC Bank USA	USD	11,359	GBP	8,943	04/19/2024	(70,175)

HSBC Bank USA	USD	298,013	CNH	2,138,126	05/23/2024	(3,013,526)

HSBC Bank USA	USD	16,835	NZD	27,640	05/23/2024	(320,877)

JPMorgan Chase Bank, NA	AUD	3,942	USD	2,605	04/18/2024	34,852

JPMorgan Chase Bank, NA	USD	25,872	AUD	39,402	04/18/2024	(184,581)

JPMorgan Chase Bank, NA	GBP	849	USD	1,075	04/19/2024	3,129

JPMorgan Chase Bank, NA	NOK	141,145	USD	13,159	04/30/2024	148,888

JPMorgan Chase Bank, NA	USD	30,136	NOK	321,078	04/30/2024	(541,058)

JPMorgan Chase Bank, NA	USD	139,713	SEK	1,474,439	04/30/2024	(1,817,834)

JPMorgan Chase Bank, NA	USD	34,900	JPY	5,095,813	05/16/2024	(1,009,316)

JPMorgan Chase Bank, NA	CNH	152,314	USD	21,035	05/23/2024	20,328

JPMorgan Chase Bank, NA	EUR	708,000	USD	776,369	06/12/2024	10,396,698

JPMorgan Chase Bank, NA	USD	73,805	EUR	67,521	06/12/2024	(754,680)

Morgan Stanley Capital Services, Inc.	USD	10,472	KRW	13,895,636	04/18/2024	(168,019)

Morgan Stanley Capital Services, Inc.	GBP	8,361	USD	10,587	04/19/2024	33,054

Morgan Stanley Capital Services, Inc.	GBP	5,406	USD	6,824	04/19/2024	(179)

Morgan Stanley Capital Services, Inc.	USD	20,488	GBP	16,250	04/19/2024	23,715

Morgan Stanley Capital Services, Inc.	USD	11,565	GBP	9,077	04/19/2024	(107,167)

Morgan Stanley Capital Services, Inc.	USD	38,009	IDR	592,290,276	04/25/2024	(715,712)

Morgan Stanley Capital Services, Inc.	NOK	120,586	USD	11,132	04/30/2024	16,922

Morgan Stanley Capital Services, Inc.	USD	11,657	CLP	11,233,560	05/16/2024	(205,873)

Morgan Stanley Capital Services, Inc.	USD	59,043	MXN	1,001,381	05/23/2024	710,492

Morgan Stanley Capital Services, Inc.	TWD	6,374,828	USD	204,853	05/24/2024	5,320,301

NatWest Markets PLC	USD	218,428	AUD	331,336	04/18/2024	(2,420,749)

NatWest Markets PLC	GBP	18,953	USD	24,025	04/19/2024	101,474

NatWest Markets PLC	USD	56,076	ZAR	1,074,986	04/19/2024	609,344

Standard Chartered Bank	TWD	434,135	USD	13,860	05/24/2024	271,417

State Street Bank & Trust Co.	GBP	273	USD	349	04/19/2024	4,796

State Street Bank & Trust Co.	CNH	165,981	USD	23,176	05/23/2024	275,362

State Street Bank & Trust Co.	USD	12,288	TWD	386,210	05/24/2024	(199,128)

State Street Bank & Trust Co.	USD	329	EUR	302	06/12/2024	(2,643)

UBS AG	USD	337,853	CHF	297,011	05/08/2024	(7,237,684)

UBS AG	JPY	48,050,581	USD	323,837	05/16/2024	4,263,318

UBS AG	EUR	300,343	USD	329,360	06/12/2024	4,424,016

						$10,495,422

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

28	Bernstein Fund, Inc.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

CDI—CHESS Depositary Interest

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

2024 Semi-Annual Report	29

Statement of Assets and Liabilities—March 31, 2024 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$707,644,965	$1,063,150,001	$7,917,620,773

Affiliated issuers	5,410,446	32,119,819	51,399,160

Foreign currencies, at value (a)	0	2,495,090	17,151,595

Cash	46	0	208

Cash collateral due from broker	2,094,950	0	3,697,000

Receivables:

Unaffiliated interest and dividends	605,203	4,982,022	27,328,559

Affiliated dividends	40,748	100,314	191,759

Investment securities sold and foreign currency transactions	936,146	796,828	62,665,900

Capital shares sold	243,605	347,254	2,038,657

Variation margin on futures	109,842	0	0

Receivable due from Manager	1,180	2,953	640,839

Unrealized appreciation of forward currency exchange contracts	0	2,174,047	43,723,172

Other assets	36,647	2,091,676	15,153,677

Total assets	717,123,778	1,108,260,004	8,141,611,299

LIABILITIES

Due to custodian	0	366,036	0

Cash collateral due to broker	0	281,000	4,552,000

Payables:

Investment securities purchased and foreign currency transactions	925,444	4,674,263	67,705,714

Capital shares redeemed	850,114	1,960,310	9,554,633

Management fee	472,723	918,845	4,965,789

Custody and accounting fees payable	176,062	628,610	2,213,722

Foreign capital gains taxes	0	2,200,939	0

Shareholder servicing fee	1,762	12,644	88,283

Transfer Agent fee	19,148	16,170	36,778

Directors’ fees payable	243	340	140

Accrued expenses	36,420	56,799	209,291

Unrealized depreciation of forward currency exchange contracts	0	2,149,062	33,227,750

Total liabilities	2,481,916	13,265,018	122,554,100

NET ASSETS	$714,641,862	$1,094,994,986	$8,019,057,199

Cost of investments

Unaffiliated issuers	$545,687,769	$898,445,966	$5,955,141,405

Affiliated issuers	5,410,446	32,119,819	51,399,160

NET ASSETS CONSIST OF:

Capital stock, at par	$5,349	$9,306	$61,737

Additional paid-in capital	509,283,373	995,329,430	6,999,589,465

Distributable earnings	205,353,140	99,656,250	1,019,405,997

	$714,641,862	$1,094,994,986	$8,019,057,199

(a) Cost: $0, $2,503,522 and $18,588,605, respectively. (Note 1)

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$8,492,396	$60,430,578	$416,917,672

Shares of capital stock outstanding	638,124	5,139,067	32,140,499

Net asset value, offering and redemption price per share	$13.31	$11.76	$12.97

Advisor Class Shares

Net Assets	$627,224,714	$865,324,996	$6,712,346,676

Shares of capital stock outstanding	46,944,092	73,534,475	516,827,150

Net asset value and offering price per share	$13.36	$11.77	$12.99

Class Z Shares

Net Assets	$78,924,752	$169,239,412	$889,792,851

Shares of capital stock outstanding	5,911,148	14,384,522	68,401,153

Net asset value and offering price per share	$13.35	$11.77	$13.01

See Notes to Financial Statements.

2024 Semi-Annual Report	31

Statement of Operations—for the six months ended March 31, 2024 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$54,887	$3,264,125	$1,480,670

Dividends

Unaffiliated issuers (a)	5,517,656	10,490,531	74,344,035

Affiliated issuers	132,824	367,085	2,301,201

Other income	3,274	5,288	34,453

Total income	5,708,641	14,127,029	78,160,359

Expenses:

Management fee (see Note 2A)	2,669,974	5,273,241	24,782,201

Shareholder servicing fee (see Note 2B)	9,477	70,991	474,338

Custody and accounting fees	45,717	158,442	535,903

Transfer Agent fee—SCB Class	1,690	6,502	9,791

Transfer Agent fee—Advisor Class	128,306	92,456	155,791

Transfer Agent fee—Class Z	14,616	25,716	109,546

Directors’ fees and expenses	16,735	26,527	184,760

Legal fees	15,861	25,023	165,206

Registration fees	27,540	30,149	33,915

Auditing and tax fees	18,756	21,096	40,738

Printing fees	10,876	11,132	10,821

Miscellaneous	23,451	35,195	162,636

Total expenses	2,982,999	5,776,470	26,665,646

Less: expenses waived and reimbursed by the Adviser (see Note 2A and 2E)	(3,760)	(10,505)	(850,889)

Net expenses	2,979,239	5,765,965	25,814,757

Net investment income	2,729,402	8,361,064	52,345,602

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	41,108,516	10,725,824	31,049,484

Forward currency exchange contracts	0	2,178,088	76,772,586

Futures	3,672,494	0	0

Foreign currency transactions	0	(3,299,576)	(489,059)

Net realized gain on investment transactions and foreign currency transactions	44,781,010	9,604,336	107,333,011

Net change in unrealized appreciation (depreciation) of:

Investments (c)	80,438,592	121,918,828	1,410,430,355

Forward currency exchange contracts	0	(1,473,710)	(76,354,312)

Futures	1,250,722	0	0

Foreign currency denominated assets and liabilities	0	43,940	(1,001,673)

Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	81,689,314	120,489,058	1,333,074,370

Net gain on investment transactions and foreign currency transactions	126,470,324	130,093,394	1,440,407,381

Contributions from affiliates (see Note 2A)	0	0	26,108

Net increase in net assets resulting from operations	$129,199,726	$138,454,458	$1,492,779,091

(a) Net of foreign withholding taxes of $8,529, $1,701,885 and $9,730,039, respectively.

(b) Net of foreign realized capital gains taxes of $0, $1,119,122 and $0, respectively.

(c) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $474,297 and $0, respectively.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$2,729,402	$4,435,835	$8,361,064	$27,324,600

Net realized gain (loss) on investment transactions and foreign currency transactions	44,781,010	53,209,938	9,604,336	(46,995,068)

Net change in unrealized appreciation (depreciation) of investments	81,689,314	29,802,792	120,489,058	226,661,461

Net increase in net assets from operations	129,199,726	87,448,565	138,454,458	206,990,993

Distributions to shareholders (a)	(56,325,884)	(51,799,141)	(32,069,958)	(11,869,244)

Capital-share transactions:

Net proceeds from sales of shares	23,252,049	54,832,435	63,347,530	119,128,009

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	53,609,960	46,414,000	25,763,647	9,953,508

Total proceeds from shares sold	76,862,009	101,246,435	89,111,177	129,081,517

Cost of shares redeemed	(79,606,535)	(112,191,257)	(147,079,039)	(282,249,548)

Net decrease in net assets from capital-share transactions	(2,744,526)	(10,944,822)	(57,967,862)	(153,168,031)

Net increase in net assets	70,129,316	24,704,602	48,416,638	41,953,718

NET ASSETS:

Beginning of period	644,512,546	619,807,944	1,046,578,348	1,004,624,630

End of period	$714,641,862	$644,512,546	$1,094,994,986	$1,046,578,348

(a) See page 35 for share class information on dividend distributions for the Small Cap Core Portfolio and International Small Cap Portfolio.

See Notes to Financial Statements.

2024 Semi-Annual Report	33

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$52,345,602	$166,287,629

Net realized gain (loss) on investment transactions and foreign currency transactions	107,333,011	(617,552,466)

Net change in unrealized appreciation (depreciation) of investments	1,333,074,370	1,685,241,772

Contributions from affiliates (see Note 2A)	26,108	0

Net increase in net assets from operations	1,492,779,091	1,233,976,935

Distributions to shareholders (a)	(228,105,256)	(284,518,492)

Capital-share transactions:

Net proceeds from sales of shares	303,074,407	934,048,321

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	178,310,061	228,796,446

Total proceeds from shares sold	481,384,468	1,162,844,767

Cost of shares redeemed	(827,545,301)	(1,584,936,534)

Net decrease in net assets from capital-share transactions	(346,160,833)	(422,091,767)

Net increase in net assets	918,513,002	527,366,676

NET ASSETS:

Beginning of period	7,100,544,197	6,573,177,521

End of period	$8,019,057,199	$7,100,544,197

(a) See page 35 for share class information on dividend distributions for the International Strategic Equities Portfolio.

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(617,244)	$(581,765)

Advisor Class	(47,911,059)	(41,711,530)

Class Z	(7,797,581)	(9,505,846)

	$(56,325,884)	$(51,799,141)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(1,572,194)	$(393,839)

Advisor Class	(24,109,922)	(7,822,705)

Class Z	(6,387,842)	(3,652,700)

	$(32,069,958)	$(11,869,244)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(10,730,065)	$(12,438,246)

Advisor Class	(183,727,269)	(212,132,679)

Class Z	(33,647,922)	(59,947,567)

	$(228,105,256)	$(284,518,492)

See Notes to Financial Statements.

2024 Semi-Annual Report	35

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$12.00		$11.36	$15.26	$10.39	$10.78	$12.93

Income from investment operations:

Investment income (loss), net (a)(b)	0.04		0.05	0.02	(0.02)	0.02	0.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.32		1.51	(3.03)	4.93	(0.39)	(1.38)

Contributions from affiliates	0		0	0.00 (c)	0	0	0

Total from investment operations	2.36		1.56	(3.01)	4.91	(0.37)	(1.36)

Less dividends and distributions:

Dividends from net investment income	(0.06)		(0.01)	0	(0.04)	(0.02)	(0.00	)(c)

Distributions from net realized gain on investment transactions	(0.99)		(0.91)	(0.89)	0	0	(0.79)

Total dividends and distributions	(1.05)		(0.92)	(0.89)	(0.04)	(0.02)	(0.79)

Net asset value, end of period	$13.31		$12.00	$11.36	$15.26	$10.39	$10.78

Total return (d)(e)	20.84%		14.07%	(21.18)%	47.30%	(3.42)%	(10.15)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,492		$7,156	$7,231	$10,119	$7,895	$8,692

Average net assets (000 omitted)	$7,582		$7,774	$9,101	$9,893	$8,175	$9,118

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.14%	(f)	1.14%	1.13%	1.14%	1.14%	1.14%

Expenses, before waivers/reimbursements	1.14%	(f)	1.14%	1.13%	1.14%	1.14%	1.14%

Net investment income (loss) (b)	0.58%	(f)	0.41%	0.13%	(0.17)%	0.19%	0.19%

Portfolio turnover rate	33%		43%	34%	40%	88%	61%

See Footnote Summary on page 44.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$12.06		$11.42	$15.32	$10.43	$10.82	$12.97

Income from investment operations

Investment income, net (a)(b)	0.05		0.08	0.05	0.01	0.04	0.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.33		1.53	(3.05)	4.94	(0.38)	(1.38)

Contributions from affiliates	0		0	0.00 (c)	0	0	0

Total from investment operations	2.38		1.61	(3.00)	4.95	(0.34)	(1.33)

Less dividends and distributions:

Dividends from net investment income	(0.09)		(0.06)	(0.01)	(0.06)	(0.05)	(0.03)

Distributions from net realized gain on investment transactions	(0.99)		(0.91)	(0.89)	0	0	(0.79)

Total dividends and distributions	(1.08)		(0.97)	(0.90)	(0.06)	(0.05)	(0.82)

Net asset value, end of period	$13.36		$12.06	$11.42	$15.32	$10.43	$10.82

Total return (d)(e)	20.97%		14.41%	(21.02)%	47.62%	(3.17)%	(9.90)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$627,225		$550,219	$500,636	$702,514	$531,943	$734,733

Average net assets (000 omitted)	$575,315		$558,487	$632,321	$687,421	$688,776	$724,908

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.89%	(f)	0.89%	0.88%	0.89%	0.89%	0.89%

Expenses, before waivers/reimbursements	0.89%	(f)	0.89%	0.88%	0.89%	0.89%	0.89%

Net investment income (b)	0.82%	(f)	0.66%	0.38%	0.07%	0.43%	0.44%

Portfolio turnover rate	33%		43%	34%	40%	88%	61%

See Footnote Summary on page 44.

See Notes to Financial Statements.

2024 Semi-Annual Report	37

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$12.05		$11.42	$15.31	$10.42	$10.82	$12.96

Income from investment operations

Investment income, net (a)(b)	0.05		0.08	0.05	0.01	0.05	0.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.33		1.52	(3.03)	4.95	(0.39)	(1.37)

Contributions from affiliates	0		0	0.00 (c)	0.00	0.00	0

Total from investment operations	2.38		1.60	(2.98)	4.96	(0.34)	(1.32)

Less dividends and distributions:

Dividends from net investment income	(0.09)		(0.06)	(0.02)	(0.07)	(0.06)	(0.03)

Distributions from net realized gain on investment transactions	(0.99)		(0.91)	(0.89)	0	0	(0.79)

Total dividends and distributions	(1.08)		(0.97)	(0.91)	(0.07)	(0.06)	(0.82)

Net asset value, end of period	$13.35		$12.05	$11.42	$15.31	$10.42	$10.82

Total return (d)(e)	21.00%		14.34%	(20.95)%	47.70%	(3.23)%	(9.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$78,925		$87,138	$111,941	$164,837	$116,488	$192,161

Average net assets (000 omitted)	$84,596		$109,237	$144,065	$155,037	$182,516	$190,252

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.88%	(f)	0.88%	0.87%	0.87%	0.87%	0.87%

Expenses, before waivers/reimbursements	0.88%	(f)	0.88%	0.87%	0.87%	0.87%	0.87%

Net investment income (b)	0.82%	(f)	0.68%	0.39%	0.10%	0.46%	0.46%

Portfolio turnover rate	33%		43%	34%	40%	88%	61%

See Footnote Summary on page 44.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$10.62		$8.90	$13.37	$10.40	$10.40	$12.40

Income from investment operations:

Investment income, net (a)(b)	0.07		0.24	0.22	0.12	0.10	0.16

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.37		1.55	(4.23)	2.96	0.09	(1.21)

Total from investment operations	1.44		1.79	(4.01)	3.08	0.19	(1.05)

Less dividends and distributions:

Dividends from net investment income	(0.30)		(0.07)	(0.23)	(0.11)	(0.19)	(0.19)

Distributions from net realized gain on investment transactions	0		0	(0.23)	0	0	(0.76)

Total dividends and distributions	(0.30)		(0.07)	(0.46)	(0.11)	(0.19)	(0.95)

Net asset value, end of period	$11.76		$10.62	$8.90	$13.37	$10.40	$10.40

Total return (d)	13.81%		20.19% *	(31.01)%	29.79%	1.77%	(8.03)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$60,431		$55,201	$48,349	$72,116	$63,328	$64,993

Average net assets (000 omitted)	$56,793		$56,324	$63,185	$72,063	$62,709	$64,757

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.33%	(f)	1.34%	1.32%	1.32%	1.33%	1.35%

Expenses, before waivers/reimbursements	1.33%	(f)	1.34%	1.32%	1.32%	1.34%	1.35%

Net investment income (b)	1.35%	(f)	2.25%	1.87%	0.94%	1.02%	1.50%

Portfolio turnover rate	25%		50%	50%	48%	58%	46%

See Footnote Summary on page 44.

See Notes to Financial Statements.

2024 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$10.65		$8.93	$13.41	$10.42	$10.43	$12.43

Income from investment operations

Investment income, net (a)(b)	0.09		0.27	0.25	0.15	0.13	0.19

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.36		1.56	(4.23)	2.98	0.08	(1.21)

Total from investment operations	1.45		1.83	(3.98)	3.13	0.21	(1.02)

Less dividends and distributions:

Dividends from net investment income	(0.33)		(0.11)	(0.27)	(0.14)	(0.22)	(0.22)

Distributions from net realized gain on investment transactions	0		0	(0.23)	0	0	(0.76)

Total dividends and distributions	(0.33)		(0.11)	(0.50)	(0.14)	(0.22)	(0.98)

Net asset value, end of period	$11.77		$10.65	$8.93	$13.41	$10.42	$10.43

Total return (d)	13.98%		20.54%	(30.81)%	30.22%	1.90%	(7.70)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$865,325		$784,940	$655,455	$948,393	$748,799	$791,765

Average net assets (000 omitted)	$807,512		$774,138	$856,686	$896,897	$750,872	$765,916

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	(f)	1.09%	1.07%	1.07%	1.09%	1.10%

Expenses, before waivers/reimbursements	1.08%	(f)	1.09%	1.07%	1.07%	1.09%	1.10%

Net investment income (b)	1.61%	(f)	2.51%	2.14%	1.22%	1.27%	1.77%

Portfolio turnover rate	25%		50%	50%	48%	58%	46%

See Footnote Summary on page 44.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$10.64		$8.93	$13.41	$10.42	$10.43	$12.43

Income from investment operations

Investment income, net (a)(b)	0.08		0.24	0.24	0.15	0.13	0.18

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	1.38		1.58	(4.22)	2.98	0.08	(1.20)

Total from investment operations	1.46		1.82	(3.98)	3.13	0.21	(1.02)

Less dividends and distributions:

Dividends from net investment income	(0.33)		(0.11)	(0.27)	(0.14)	(0.22)	(0.22)

Distributions from net realized gain on investment transactions	0		0	(0.23)	0	0	(0.76)

Total dividends and distributions	(0.33)		(0.11)	(0.50)	(0.14)	(0.22)	(0.98)

Net asset value, end of period	$11.77		$10.64	$8.93	$13.41	$10.42	$10.43

Total return (d)	14.08%		20.42%	(30.81)%	30.22%	1.91%	(7.70)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$169,239		$206,437	$300,821	$502,324	$398,208	$400,566

Average net assets (000 omitted)	$190,347		$288,501	$418,569	$478,856	$388,053	$396,772

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	(f)	1.09%	1.07%	1.07%	1.08%	1.10%

Expenses, before waivers/reimbursements	1.08%	(f)	1.09%	1.07%	1.07%	1.08%	1.10%

Net investment income (b)	1.56%	(f)	2.29%	2.03%	1.22%	1.29%	1.75%

Portfolio turnover rate	25%		50%	50%	48%	58%	46%

See Footnote Summary on page 44.

See Notes to Financial Statements.

2024 Semi-Annual Report	41

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$10.97		$9.58	$13.72	$11.58	$11.59	$12.45

Income from investment operations:

Investment income, net (a)(b)	0.07		0.23	0.36	0.29	0.16	0.24

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.26		1.56	(3.74)	1.98	0.06	(0.79)

Contributions from affiliates	0.00	(c)	0	0	0	0	0

Total from investment operations	2.33		1.79	(3.38)	2.27	0.22	(0.55)

Less dividends and distributions:

Dividends from net investment income	(0.33)		(0.40)	(0.30)	(0.13)	(0.23)	(0.18)

Distributions from net realized gain on investment transactions	0		0	(0.46)	0	0	(0.13)

Total dividends and distributions	(0.33)		(0.40)	(0.76)	(0.13)	(0.23)	(0.31)

Net asset value, end of period	$12.97		$10.97	$9.58	$13.72	$11.58	$11.59

Total return (d)	21.79%		18.82%	(26.13)%	19.76%	1.81%	(4.22)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$416,917		$357,763	$312,692	$445,342	$172,253	$175,497

Average net assets (000 omitted)	$379,470		$358,389	$402,301	$404,275	$171,155	$168,856

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (g)	0.93%	(f)	0.96%	0.94%	0.95%	1.00%	1.00%

Expenses, before waivers/reimbursements (g)	0.95%	(f)	0.96%	0.94%	0.95%	1.00%	1.00%

Net investment income (b)	1.18%	(f)	2.05%	2.91%	2.13%	1.41%	2.07%

Portfolio turnover rate	28%		92%	73%	86%	63%	63%

See Footnote Summary on page 44.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$11.00		$9.61	$13.76	$11.62	$11.63	$12.50

Income from investment operations

Investment income, net (a)(b)	0.08		0.25	0.39	0.32	0.19	0.27

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.27		1.58	(3.75)	1.99	0.06	(0.80)

Contributions from affiliates	0.00	(c)	0	0	0	0	0

Total from investment operations	2.35		1.83	(3.36)	2.31	0.25	(0.53)

Less dividends and distributions:

Dividends from net investment income	(0.36)		(0.44)	(0.33)	(0.17)	(0.26)	(0.21)

Distributions from net realized gain on investment transactions	0		0	(0.46)	0	0	(0.13)

Total dividends and distributions	(0.36)		(0.44)	(0.79)	(0.17)	(0.26)	(0.34)

Net asset value, end of period	$12.99		$11.00	$9.61	$13.76	$11.62	$11.63

Total return (d)	21.94%		19.19%	(25.96)%	20.02%	2.04%	(4.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$6,712,347		$5,698,575	$4,928,516	$6,617,933	$2,510,243	$2,621,316

Average net assets (000 omitted)	$6,038,728		$5,656,249	$6,230,863	$5,755,397	$2,529,235	$2,501,981

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (g)	0.68%	(f)	0.71%	0.69%	0.70%	0.75%	0.75%

Expenses, before waivers/reimbursements (g)	0.70%	(f)	0.71%	0.70%	0.70%	0.75%	0.75%

Net investment income (b)	1.44%	(f)	2.30%	3.19%	2.39%	1.65%	2.35%

Portfolio turnover rate	28%		92%	73%	86%	63%	63%

See Footnote Summary on page 44.

See Notes to Financial Statements.

2024 Semi-Annual Report	43

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19

Net asset value, beginning of period	$11.02		$9.62	$13.78	$11.63	$11.64	$12.51

Income from investment operations

Investment income, net (a)(b)	0.08		0.24	0.37	0.30	0.19	0.26

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.27		1.59	(3.74)	2.02	0.05	(0.79)

Contributions from affiliates	0.00	(c)	0	0	0	0	0

Total from investment operations	2.35		1.83	(3.37)	2.32	0.24	(0.53)

Less dividends and distributions:

Dividends from net investment income	(0.36)		(0.43)	(0.33)	(0.17)	(0.25)	(0.21)

Distributions from net realized gain on investment transactions	0		0	(0.46)	0	0	(0.13)

Total dividends and distributions	(0.36)		(0.43)	(0.79)	(0.17)	(0.25)	(0.34)

Net asset value, end of period	$13.01		$11.02	$9.62	$13.78	$11.63	$11.64

Total return (d)	21.88%		19.25%	(26.01)%	20.07%	2.02%	(4.02)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$889,793		$1,044,206	$1,331,970	$2,100,301	$1,349,824	$1,359,213

Average net assets (000 omitted)	$1,009,203		$1,325,072	$1,811,737	$2,067,177	$1,331,995	$1,331,620

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (g)	0.70%	(f)	0.73%	0.71%	0.71%	0.76%	0.76%

Expenses, before waivers/reimbursements (g)	0.72%	(f)	0.73%	0.71%	0.71%	0.76%	0.76%

Net investment income (b)	1.32%	(f)	2.16%	3.03%	2.26%	1.65%	2.31%

Portfolio turnover rate	28%		92%	73%	86%	63%	63%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Small Cap Core Portfolio for the six months ended March 31, 2024 and the year ended September 30, 2021 by 0.01% and 0.01%, respectively.
(f)	Annualized.
(g)	The expense ratios, excluding interest expense are:

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)(f)	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19
International Strategic Equities Portfolio
SCB Class
Net of waivers/reimbursements	.93%	.96%	.94%	.95%	1.00%	1.00%
Before waivers/reimbursements	.95%	.96%	.94%	.95%	1.00%	1.00%
Advisor Class
Net of waivers/reimbursements	.68%	.71%	.69%	.70%	.75%	.75%
Before waivers/reimbursements	.70%	.71%	.70%	.70%	.75%	.75%
Class Z
Net of waivers/reimbursements	.70%	.72%	.71%	.71%	.76%	.76%
Before waivers/reimbursements	.72%	.72%	.71%	.71%	.76%	.76%

*	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

44	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid-level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used. U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

2024 Semi-Annual Report	45

Notes to Financial Statements (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

46	Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2024:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$707,644,965	$0		$0	$707,644,965

Short-Term Investments	5,410,446	0		0	5,410,446

Total Investments in Securities	713,055,411	0		0	713,055,411

Other Financial Instruments (b):

Assets:

Futures	510,514	0		0	510,514	(c)

Liabilities	0	0		0	0

Total	$713,565,925	$0		$0	$713,565,925

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$46,968,172	$170,711,933		$0	$217,680,105

Consumer Discretionary	28,448,305	105,816,452		0	134,264,757

Information Technology	0	132,522,915		0	132,522,915

Financials	18,746,476	105,530,108		0	124,276,584

Materials	41,398,087	67,206,619		0	108,604,706

Energy	33,154,359	54,127,224		0	87,281,583

Communication Services	12,039,178	69,243,058		0	81,282,236

Health Care	22,828,221	55,973,450		0	78,801,671

Real Estate	8,728,072	32,554,262		0	41,282,334

Consumer Staples	11,909,519	21,319,920		0	33,229,439

Utilities	12,543,848	11,379,823		0	23,923,671

Short-Term Investments	32,119,819	0		0	32,119,819

Total Investments in Securities	268,884,056	826,385,764	(d)	0	1,095,269,820

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	2,174,047		0	2,174,047

Liabilities:

Forward Currency Exchange Contracts	0	(2,149,062)		0	(2,149,062)

Total	$268,884,056	$826,410,749		$0	$1,095,294,805

2024 Semi-Annual Report	47

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$169,434,150	$1,359,207,990		$0	$1,528,642,140

Industrials	103,130,794	1,410,139,704		0	1,513,270,498

Consumer Discretionary	134,555,961	1,226,391,820		0	1,360,947,781

Information Technology	28,918,248	1,239,809,863		0	1,268,728,111

Health Care	0	763,950,694		0	763,950,694

Energy	117,483,546	368,285,563		0	485,769,109

Consumer Staples	161,340,740	297,358,676		0	458,699,416

Materials	199,730,717	100,901,924		0	300,632,641

Real Estate	107,301,983	0		0	107,301,983

Communication Services	0	96,150,196		0	96,150,196

Utilities	0	33,528,204		0	33,528,204

Short-Term Investments	51,399,160	0		0	51,399,160

Total Investments in Securities	1,073,295,299	6,895,724,634	(d)	0	7,969,019,933

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	43,723,172		0	43,723,172

Liabilities:

Forward Currency Exchange Contracts	0	(33,227,750)		0	(33,227,750)

Total	$1,073,295,299	$6,906,220,056		$0	$7,979,515,355

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation (depreciation) on foreign currencies.

48	Bernstein Fund, Inc.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2023, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

2024 Semi-Annual Report	49

Notes to Financial Statements (continued)

H.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 28, 2025. During the six months ended March 31, 2024, there were no such reimbursement/waivers.

At a meeting held on October 25-26, 2023, the Board approved a voluntary advisory fee waiver for the International Strategic Equities Portfolio of 0.025% of the Portfolio’s average daily net assets. The fee waiver was effective as of November 1, 2023 and will expire on October 31, 2024. For the six months ended March 31, 2024, such waivers amounted to $785,386.

During the six months ended March 31, 2024, the Adviser reimbursed the International Strategic Equities Portfolio $26,108 for trading losses incurred due to trade entry errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

50	Bernstein Fund, Inc.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2024, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $94,546; International Small Cap Portfolio, $86,117; and International Strategic Equities Portfolio, $208,622.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”), advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the six months ended March 31, 2024, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$3,760

International Small Cap	10,505

International Strategic Equities	65,503

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2024 is as follows:

PORTFOLIO	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/24 (000)	DIVIDEND INCOME (000)
Small Cap Core	$0	$86,739	$81,329	$5,410	$133

International Small Cap	7,580	103,488	78,948	32,120	367

International Strategic Equities	80,789	803,443	832,833	51,399	2,301

2024 Semi-Annual Report	51

Notes to Financial Statements (continued)

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2024, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$219,295,607	$0	$258,909,336	$0

International Small Cap	254,456,153	0	347,404,774	0

International Strategic Equities	2,009,804,206	0	2,474,631,874	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

PORTFOLIO	COST	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
		APPRECIATION	(DEPRECIATION)
Small Cap Core	$551,098,215	$186,703,870	$(24,236,160)	$162,467,710

International Small Cap	930,565,785	219,595,752	(54,866,732)	164,729,020

International Strategic Equities	6,006,540,565	2,132,847,661	(159,872,871)	1,972,974,790

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the

52	Bernstein Fund, Inc.

counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2024, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2024, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

2024 Semi-Annual Report	53

Notes to Financial Statements (continued)

During the six months ended March 31, 2024, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts	Receivable for variation margin on futures	$510,514	*

Total		$510,514

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$3,672,494	$1,250,722

Total		$3,672,494	$1,250,722

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,174,047	Unrealized depreciation on forward currency exchange contracts	$2,149,062

Total		$2,174,047		$2,149,062

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$2,178,088	$(1,473,710)

Total		$2,178,088	$(1,473,710)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$43,723,172	Unrealized depreciation on forward currency exchange contracts	$33,227,750

Total		$43,723,172		$33,227,750

54	Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$76,772,586	$(76,354,312)

Total		$76,772,586	$(76,354,312)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2024:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$32,872,446

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$163,673,833

Average principal amount of sale contracts	$176,898,344

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$2,964,010,249

Average principal amount of sale contracts	$3,032,746,651

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

2024 Semi-Annual Report	55

Notes to Financial Statements (continued)

INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$151,003	$(151,003)	$0	$0	$0

Barclays Bank PLC	42,950	(42,950)	0	0	0

BNP Paribas SA	95,352	(11,997)	0	0	83,355

Citibank, NA	233,190	(233,190)	0	0	0

Deutsche Bank AG	612,904	(71,352)	0	0	541,552

HSBC Bank USA	65,253	(65,253)	0	0	0

Morgan Stanley Capital Services, Inc.	889,017	(243,023)	(281,000)	0	364,994

UBS AG	84,378	(84,378)	0	0	0

Total	$2,174,047	$(903,146)	$(281,000)	$0	$989,901	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$197,529	$(151,003)	$0	$0	$46,526

Barclays Bank PLC	68,370	(42,950)	0	0	25,420

BNP Paribas SA	11,997	(11,997)	0	0	0

Citibank, NA	287,570	(233,190)	0	0	54,380

Deutsche Bank AG	71,352	(71,352)	0	0	0

Goldman Sachs Bank USA	101,637	0	0	0	101,637

HSBC Bank USA	327,024	(65,253)	0	0	261,771

JPMorgan Chase Bank, NA	118,009	0	0	0	118,009

Morgan Stanley Capital Services, Inc.	243,023	(243,023)	0	0	0

State Street Bank & Trust Co.	28,063	0	0	0	28,063

UBS AG	694,488	(84,378)	0	0	610,110

Total	$2,149,062	$(903,146)	$0	$0	$1,245,916	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

56	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$10,173,654	$(652,067)	$(103,000)	$(9,180,389)	$238,198

Barclays Bank PLC	3,561,946	(3,561,946)	0	0	0

BNP Paribas SA	22,925	(22,925)	0	0	0

Citibank, NA	1,097,718	(1,097,718)	0	0	0

Deutsche Bank AG	1,320,623	(922,607)	0	0	398,016

Goldman Sachs Bank USA	78,180	(78,180)	0	0	0

HSBC Bank USA	810,020	(810,020)	0	0	0

JPMorgan Chase Bank, NA	10,603,895	(4,307,469)	0	0	6,296,426

Morgan Stanley Capital Services, Inc.	6,104,484	(1,196,950)	(4,195,000)	0	712,534

Natwest Markets PLC	710,818	(710,818)	0	0	0

Standard Chartered Bank	271,417	0	(254,000)	0	17,417

State Street Bank & Trust Co.	280,158	(201,771)	0	0	78,387

UBS AG	8,687,334	(7,237,684)	0	0	1,449,650

Total	$43,723,172	$(20,800,155)	$(4,552,000)	$(9,180,389)	$9,190,628	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Australia and New Zealand Banking Group Ltd.	$286,464	$0	$0	$0	$286,464

Bank of America, NA	652,067	(652,067)	0	0	0

Barclays Bank PLC	4,658,961	(3,561,946)	(200,000)	0	897,015

BNP Paribas SA	2,739,512	(22,925)	(1,092,000)	0	1,624,587

Citibank, NA	1,486,218	(1,097,718)	(340,000)	0	48,500

Deutsche Bank AG	922,607	(922,607)	0	0	0

Goldman Sachs Bank USA	2,877,210	(78,180)	(2,065,000)	0	734,030

HSBC Bank USA	4,240,088	(810,020)	0	0	3,430,068

JPMorgan Chase Bank, NA	4,307,469	(4,307,469)	0	0	0

Morgan Stanley Capital Services, Inc.	1,196,950	(1,196,950)	0	0	0

Natwest Markets PLC	2,420,749	(710,818)	0	0	1,709,931

State Street Bank & Trust Co.	201,771	(201,771)	0	0	0

UBS AG	7,237,684	(7,237,684)	0	0	0

Total	$33,227,750	$(20,800,155)	$(3,697,000)	$0	$8,730,595	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2024 Semi-Annual Report	57

Notes to Financial Statements (continued)

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

PORTFOLIO	2023	2022
Small Cap Core

Distributions paid from:

Ordinary income	$3,283,811	$1,025,873

Long-term capital gains	48,515,330	50,364,472

Total distributions paid	$51,799,141	$51,390,345

International Small Cap

Distributions paid from:

Ordinary income	$11,869,244	$30,557,817

Long-term capital gains	0	26,557,551

Total distributions paid	$11,869,244	$57,115,368

International Strategic Equities

Distributions paid from:

Ordinary income	$284,518,492	$243,649,242

Long-term capital gains	0	287,268,751

Total distributions paid	$284,518,492	$530,917,993

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(a)	UNREALIZED APPRECIATION (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS (DEFICIT)
Small Cap Core	$3,686,149	$51,412,947	$0	$77,380,202	$132,479,298

International Small Cap	30,409,686	0	(65,079,901)	27,941,960	(6,728,255)

International Strategic Equities	177,745,061	0	(896,966,744)	473,979,953	(245,241,730)

(a)	As of September 30, 2023 certain Portfolios had capital loss carryforwards for federal income tax purposes.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

58	Bernstein Fund, Inc.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2023, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Small Cap Core	$0	$0

International Small Cap	52,304,546	12,775,355

International Small Cap	896,966,744	0

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

2024 Semi-Annual Report	59

Notes to Financial Statements (continued)

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Governmental and quasi-governmental authorities and regulators throughout the world have provided significant support to financial markets in response to serious economic disruptions, including, but not limited to, buying stocks, providing direct capital infusions into companies, implementing new monetary programs, dramatically changing interest rates and through other market interventions. Government actions to support the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen. The Federal Reserve, as well as certain foreign central banks have recently raised interest rates as part of their efforts to address rising inflation, and there is a risk that interest rates will continue to rise. Central bank, government or regulatory actions, including increases or decreases in interest rates, or actions that are inconsistent with such actions by different central banks, governments or regulators, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Additionally, the Chinese government is involved in a territorial dispute with Taiwan; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

60	Bernstein Fund, Inc.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small-mid-capitalization companies generally are more volatile than those of large- capitalization companies and are more likely to be adversely affected than large- capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares

2024 Semi-Annual Report	61

Notes to Financial Statements (continued)

to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in Real Estate Investment Trusts (“REITs”) also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

LIBOR Replacement Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (LIBOR) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

62	Bernstein Fund, Inc.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the six months ended March 31, 2024 and the year ended September 30, 2023, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	50,423	12,604	$634,690	$150,293

Shares issued to shareholders on reinvestment of dividends and distributions	49,516	37,241	572,404	435,727

Shares redeemed	(58,155)	(90,094)	(723,816)	(1,107,477)

Net increase (decrease)	41,784	(40,249)	$483,278	$(521,457)

Advisor Class Shares

Shares sold	1,727,030	4,413,420	$21,275,359	$53,305,142

Shares issued to shareholders on reinvestment of dividends and distributions	3,899,998	3,109,329	45,239,977	36,472,428

Shares redeemed	(4,309,502)	(5,716,608)	(52,700,764)	(69,627,489)

Net increase	1,317,526	1,806,141	$13,814,572	$20,150,081

Class Z Shares

Shares sold	108,226	116,497	$1,342,000	$1,377,000

Shares issued to shareholders on reinvestment of dividends and distributions	672,785	811,079	7,797,579	9,505,845

Shares redeemed	(2,100,557)	(3,501,777)	(26,181,955)	(41,456,291)

Net decrease	(1,319,546)	(2,574,201)	$(17,042,376)	$(30,573,446)

2024 Semi-Annual Report	63

Notes to Financial Statements (continued)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	194,642	274,814	$2,115,129	$2,873,948

Shares issued to shareholders on reinvestment of dividends	110,631	29,013	1,166,056	294,487

Shares redeemed	(361,891)	(538,205)	(3,973,275)	(5,682,229)

Net decrease	(56,618)	(234,378)	$(692,090)	$(2,513,794)

Advisor Class Shares

Shares sold	4,109,083	10,853,794	$44,609,831	$115,354,061

Shares issued to shareholders on reinvestment of dividends	1,727,680	591,756	18,209,750	6,006,321

Shares redeemed	(6,035,772)	(11,106,167)	(65,973,207)	(116,447,213)

Net increase (decrease)	(199,009)	339,383	$(3,153,626)	$4,913,169

Class Z Shares

Shares sold	1,489,477	82,797	$16,622,570	$900,000

Shares issued to shareholders on reinvestment of dividends	606,633	359,872	6,387,841	3,652,700

Shares redeemed	(7,109,832)	(14,740,924)	(77,132,557)	(160,120,106)

Net decrease	(5,013,722)	(14,298,255)	$(54,122,146)	$(155,567,406)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	1,180,180	4,021,047	$13,630,548	$44,546,301

Shares issued to shareholders on reinvestment of dividends	718,092	849,321	7,884,642	8,960,335

Shares redeemed	(2,363,421)	(4,915,105)	(28,052,191)	(52,889,990)

Net increase (decrease)	(465,149)	(44,737)	$(6,537,001)	$616,646

Advisor Class Shares

Shares sold	25,111,363	78,940,722	$289,443,859	$872,954,387

Shares issued to shareholders on reinvestment of dividends	12,445,632	15,155,312	136,777,499	159,888,547

Shares redeemed	(38,816,051)	(88,834,612)	(452,740,642)	(955,059,994)

Net increase (decrease)	(1,259,056)	5,261,422	$(26,519,284)	$77,782,940

64	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23	SIX MONTHS ENDED 3/31/24 (UNAUDITED)	YEAR ENDED 9/30/23
Class Z Shares

Shares sold	0	1,462,052	$0	$16,547,633

Shares issued to shareholders on reinvestment of dividends	3,058,902	5,671,482	33,647,920	59,947,564

Shares redeemed	(29,453,147)	(50,753,206)	(346,752,468)	(576,986,550)

Net decrease	(26,394,245)	(43,619,672)	$(313,104,548)	$(500,491,353)

At March 31, 2024, certain AllianceBernstein mutual funds owned 11%, 15% and 11% of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio, respectively, in aggregate of the Portfolios’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2024 Semi-Annual Report	65

Bernstein Fund, Inc.

BOARD OF DIRECTORS

R. Jay Gerken(1)

Chair

Debra Perry(1)

Director

Jeffrey R. Holland(1)

Director

William Kristol(1)

Director

Donald K. Peterson(1)

Director

OFFICERS

Alex Chaloff

President

Andrew Birse(2)

Vice President

Peter Chocian(2)

Vice President

Vivian Chen(2)

Vice President

Samantha S. Lau(2)

Vice President

Stuart Rae(2)

Vice President

Erik A. Turenchalk(2)

Vice President

Nelson Yu(2)

Vice President

Nancy E. Hay

Secretary

Michael B. Reyes

Senior Vice President

Stephen M. Woetzel

Treasurer and Chief Financial Officer

Phyllis J. Clarke

Controller

Jennifer Friedland

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

DISTRIBUTORS*

Bernstein Institutional Services LLC

1345 Avenue of the Americas

New York, NY 10105

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

(1)	Member of the Audit Committee, the Governance, Nominating and Compensation Committee, and the Independent Directors Committee.
(2)	The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Mr. Rae and Ms. Chen are the investment professionals with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Mr. Turenchalk are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.
*	Bernstein Institutional Services LLC acts as distributor of SCB Class shares of each Portfolio. AllianceBernstein Investments, Inc. acts as the principal underwriter and distributor of the Portfolios’ Advisor Class and Class Z shares. Advisor Class shares and Class Z shares are not subject to the Rule 12b-1 asset-based sales charges.

66	Bernstein Fund, Inc.

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

2024 Semi-Annual Report	67

Board Consideration of Investment Management Arrangement

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)(the “Investment Management Agreement”) at a meeting held on October 25-26, 2023.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement between the Fund and the Adviser, counsel to the Independent Directors sent a letter to the Adviser dated August 15, 2023, that contained a list of information requested by the Independent Directors to conduct their annual review. The Board of Directors, including the Independent Directors, met by video conference and in person and received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 27, 2023, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and the independent fee consultant in executive sessions. Following the September 27, 2023 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their independent counsel dated October 2, 2023, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2023. On October 13, 2023, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. On October 25-26, 2023, the Board of Directors held an in-person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and the materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the September 27, 2023 and October 25-26, 2023 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

68	Bernstein Fund, Inc.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from Strategic Insight, an independent provider of investment company data. The Board noted that each Portfolio’s contractual advisory fee was below the median of the peer group and that each Portfolio’s total expense ratio was below the peer group median in the Strategic Insight report. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or sub-adviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients. In particular, with respect to the International Strategic Equities Portfolio, the Board noted that the Portfolio’s strategy included a greater allocation to emerging markets securities, versus certain other international portfolios managed by the Adviser that did not have a similar allocation to emerging markets securities.

The Board also considered the fee waivers and/or expense caps applicable to the International Small Cap Portfolio and the Small Cap Core Portfolio, and that, at the request of the Board, the Adviser had agreed to institute a fee waiver applicable to the International Strategic Equities Portfolio for one year.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to fee waivers and/or expense caps applicable to the Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, and the Adviser’s initiative in identifying and raising potential issues with the Directors. The Board also considered the Adviser’s responsiveness, frankness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement organizational and other changes designed to improve investment results and the services provided to the Portfolios. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s commitment to strong research and investment management capabilities throughout changing market environments. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year and 5-year periods ended July 31, 2023 and versus each Portfolio’s benchmark index for the 1-year, 3-year, 5-year and since inception for the relevant periods, as well as the most recently available Morningstar rating for the Portfolios. The Board also received certain updated performance information as of September 30, 2023. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a

2024 Semi-Annual Report	69

fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

Where the Portfolios had underperformed their peer groups or benchmark indices, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance. In particular, for International Strategic Equities Portfolio, the Board noted that the Adviser had sought to improve performance by appointing an additional portfolio manager, among other things. The Board also noted that the Adviser’s implementation of a fee waiver for the International Strategic Equities Portfolio would help somewhat to improve the net performance of the Portfolio. For the International Small Cap Portfolio, the Board noted that the Portfolio’s recent performance had improved. The Directors noted generally the Adviser’s continued efforts to enhance the services provided to the Portfolios, including enhancements to portfolio management models. The Directors also noted that they would continue to monitor investment performance closely.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2021 and 2022. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained, expense caps and waivers applying to the Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements. The Directors also noted that they would continue to monitor the growth of the Portfolios.

70	Bernstein Fund, Inc.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis). The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
International Strategic Equities	0.75% on the first $2.5 billion; 0.65% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.60% of assets in excess of $5 billion.

International Small Cap	1.00% of assets.

Small Cap Core	0.80% of assets.

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Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC-0152-0324

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: May 27, 2024